UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Lifetime 2015 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXNYX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Institutional Class/MXNYX)	$ 42	0.41% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 447M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.69%
Empower of America Contract	13.27%
Empower Inflation-Protected Securities Fund Institutional Class	13.16%
Empower Bond Index Fund Institutional Class	9.28%
Empower Short Duration Bond Fund Institutional Class	5.72%
Empower Core Bond Fund Institutional Class	5.57%
Empower Multi-Sector Bond Fund Institutional Class	5.52%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.96%
Empower Mid Cap Value Fund Institutional Class	3.22%
ASSET CLASS ALLOCATION
Material Fund Chan
ge
s
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2015 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLYX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Investor Class/MXLYX)	$ 78	0.76% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 447M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of t he t
otal investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.69%
Empower of America Contract	13.27%
Empower Inflation-Protected Securities Fund Institutional Class	13.16%
Empower Bond Index Fund Institutional Class	9.28%
Empower Short Duration Bond Fund Institutional Class	5.72%
Empower Core Bond Fund Institutional Class	5.57%
Empower Multi-Sector Bond Fund Institutional Class	5.52%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.96%
Empower Mid Cap Value Fund Institutional Class	3.22%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2015 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXLZX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2015 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2015 Fund (Service Class/MXLZX)	$ 88	0.86% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 447M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	13.69%
Empower of America Contract	13.27%
Empower Inflation-Protected Securities Fund Institutional Class	13.16%
Empower Bond Index Fund Institutional Class	9.28%
Empower Short Duration Bond Fund Institutional Class	5.72%
Empower Core Bond Fund Institutional Class	5.57%
Empower Multi-Sector Bond Fund Institutional Class	5.52%
Empower Global Bond Fund Institutional Class	4.35%
Empower International Index Fund Institutional Class	3.96%
Empower Mid Cap Value Fund Institutional Class	3.22%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2020 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXAKX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Institutional Class/MXAKX)	$ 45	0.44% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.82%
Empower of America Contract	11.22%
Empower Inflation-Protected Securities Fund Institutional Class	10.59%
Empower Bond Index Fund Institutional Class	9.84%
Empower Core Bond Fund Institutional Class	5.91%
Empower Multi-Sector Bond Fund Institutional Class	5.80%
Empower Short Duration Bond Fund Institutional Class	4.83%
Empower International Index Fund Institutional Class	4.54%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.45%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2020 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXAGX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Investor Class/MXAGX)	$ 81	0.79% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.82%
Empower of America Contract	11.22%
Empower Inflation-Protected Securities Fund Institutional Class	10.59%
Empower Bond Index Fund Institutional Class	9.84%
Empower Core Bond Fund Institutional Class	5.91%
Empower Multi-Sector Bond Fund Institutional Class	5.80%
Empower Short Duration Bond Fund Institutional Class	4.83%
Empower International Index Fund Institutional Class	4.54%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.45%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2020 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXAHX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2020 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2020 Fund (Service Class/MXAHX)	$ 91	0.89% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.36%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 452M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	14.82%
Empower of America Contract	11.22%
Empower Inflation-Protected Securities Fund Institutional Class	10.59%
Empower Bond Index Fund Institutional Class	9.84%
Empower Core Bond Fund Institutional Class	5.91%
Empower Multi-Sector Bond Fund Institutional Class	5.80%
Empower Short Duration Bond Fund Institutional Class	4.83%
Empower International Index Fund Institutional Class	4.54%
Empower Global Bond Fund Institutional Class	4.40%
Empower Mid Cap Value Fund Institutional Class	3.45%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2025 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXQBX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Institutional Class/MXQBX)	$ 47	0.46% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,454M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.92%
Empower Bond Index Fund Institutional Class	10.13%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	6.81%
Empower Core Bond Fund Institutional Class	6.08%
Empower Multi-Sector Bond Fund Institutional Class	5.84%
Empower International Index Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	4.13%
Empower Mid Cap Value Fund Institutional Class	3.90%
Empower Short Duration Bond Fund Institutional Class	3.77%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2025 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXELX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Investor Class/MXELX)	$ 83	0.81% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,454M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.92%
Empower Bond Index Fund Institutional Class	10.13%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	6.81%
Empower Core Bond Fund Institutional Class	6.08%
Empower Multi-Sector Bond Fund Institutional Class	5.84%
Empower International Index Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	4.13%
Empower Mid Cap Value Fund Institutional Class	3.90%
Empower Short Duration Bond Fund Institutional Class	3.77%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2025 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXFLX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2025 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2025 Fund (Service Class/MXFLX)	$ 93	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,454M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage
of the total investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	16.92%
Empower Bond Index Fund Institutional Class	10.13%
Empower of America Contract	8.78%
Empower Inflation-Protected Securities Fund Institutional Class	6.81%
Empower Core Bond Fund Institutional Class	6.08%
Empower Multi-Sector Bond Fund Institutional Class	5.84%
Empower International Index Fund Institutional Class	5.49%
Empower Global Bond Fund Institutional Class	4.13%
Empower Mid Cap Value Fund Institutional Class	3.90%
Empower Short Duration Bond Fund Institutional Class	3.77%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2030 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXAYX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Institutional Class/MXAYX)	$ 50	0.49% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 948M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.59%
Empower Bond Index Fund Institutional Class	9.68%
Empower International Index Fund Institutional Class	6.73%
Empower of America Contract	6.04%
Empower Core Bond Fund Institutional Class	5.82%
Empower Multi-Sector Bond Fund Institutional Class	5.46%
Empower Mid Cap Value Fund Institutional Class	4.48%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.12%
Empower Large Cap Growth Fund Institutional Class	4.06%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2030 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXATX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Investor Class/MXATX)	$ 86	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 948M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.59%
Empower Bond Index Fund Institutional Class	9.68%
Empower International Index Fund Institutional Class	6.73%
Empower of America Contract	6.04%
Empower Core Bond Fund Institutional Class	5.82%
Empower Multi-Sector Bond Fund Institutional Class	5.46%
Empower Mid Cap Value Fund Institutional Class	4.48%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.12%
Empower Large Cap Growth Fund Institutional Class	4.06%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2030 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXAUX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2030 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2030 Fund (Service Class/MXAUX)	$ 97	0.94% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 948M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.5M
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	19.59%
Empower Bond Index Fund Institutional Class	9.68%
Empower International Index Fund Institutional Class	6.73%
Empower of America Contract	6.04%
Empower Core Bond Fund Institutional Class	5.82%
Empower Multi-Sector Bond Fund Institutional Class	5.46%
Empower Mid Cap Value Fund Institutional Class	4.48%
Empower Large Cap Value Fund Institutional Class	4.32%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.12%
Empower Large Cap Growth Fund Institutional Class	4.06%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will
deliver
a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2035 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXTBX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Institutional Class/MXTBX)	$ 53	0.52% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,676M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The
tables
below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.78%
Empower International Index Fund Institutional Class	8.26%
Empower Bond Index Fund Institutional Class	7.75%
Empower Mid Cap Value Fund Institutional Class	5.15%
Empower Large Cap Value Fund Institutional Class	5.02%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.74%
Empower Large Cap Growth Fund Institutional Class	4.73%
Empower Core Bond Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.37%
Empower Multi-Sector Bond Fund Institutional Class	4.34%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were
no
changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2035 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXKLX | June 30, 2025
This
semi-annual shareholder report
contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Investor Class/MXKLX)	$ 90	0.87% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,676M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.78%
Empower International Index Fund Institutional Class	8.26%
Empower Bond Index Fund Institutional Class	7.75%
Empower Mid Cap Value Fund Institutional Class	5.15%
Empower Large Cap Value Fund Institutional Class	5.02%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.74%
Empower Large Cap Growth Fund Institutional Class	4.73%
Empower Core Bond Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.37%
Empower Multi-Sector Bond Fund Institutional Class	4.34%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2035 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXLLX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2035 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2035 Fund (Service Class/MXLLX)	$ 100	0.97% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.41%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,676M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	22.78%
Empower International Index Fund Institutional Class	8.26%
Empower Bond Index Fund Institutional Class	7.75%
Empower Mid Cap Value Fund Institutional Class	5.15%
Empower Large Cap Value Fund Institutional Class	5.02%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4.74%
Empower Large Cap Growth Fund Institutional Class	4.73%
Empower Core Bond Fund Institutional Class	4.65%
Empower International Value Fund Institutional Class	4.37%
Empower Multi-Sector Bond Fund Institutional Class	4.34%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and
Disagreements
with Accountants
There were
no
changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2040 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXBGX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Institutional Class/MXBGX)	$ 56	0.54% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 707M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.51%
Empower International Index Fund Institutional Class	9.73%
Empower Mid Cap Value Fund Institutional Class	5.70%
Empower Large Cap Value Fund Institutional Class	5.61%
Empower Bond Index Fund Institutional Class	5.45%
Empower Large Cap Growth Fund Institutional Class	5.29%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.25%
Empower International Value Fund Institutional Class	5.15%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.27%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2040 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBDX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Investor Class/MXBDX)	$ 93	0.89% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 707M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.51%
Empower International Index Fund Institutional Class	9.73%
Empower Mid Cap Value Fund Institutional Class	5.70%
Empower Large Cap Value Fund Institutional Class	5.61%
Empower Bond Index Fund Institutional Class	5.45%
Empower Large Cap Growth Fund Institutional Class	5.29%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.25%
Empower International Value Fund Institutional Class	5.15%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.27%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you
separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2040 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXBEX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2040 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2040 Fund (Service Class/MXBEX)	$ 103	0.99% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 707M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	25.51%
Empower International Index Fund Institutional Class	9.73%
Empower Mid Cap Value Fund Institutional Class	5.70%
Empower Large Cap Value Fund Institutional Class	5.61%
Empower Bond Index Fund Institutional Class	5.45%
Empower Large Cap Growth Fund Institutional Class	5.29%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.25%
Empower International Value Fund Institutional Class	5.15%
Empower International Growth Fund Institutional Class	4.56%
Empower Core Bond Fund Institutional Class	3.27%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the
QR
code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2045 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXWEX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Institutional Class/MXWEX)	$ 57	0.55% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,218M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the
total investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.76%
Empower International Index Fund Institutional Class	10.77%
Empower Mid Cap Value Fund Institutional Class	5.93%
Empower Large Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.56%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.45%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.96%
Empower Emerging Markets Equity Fund Institutional Class	3.48%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2045 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXQLX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Investor Class/MXQLX)	$ 93	0.90% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,218M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.76%
Empower International Index Fund Institutional Class	10.77%
Empower Mid Cap Value Fund Institutional Class	5.93%
Empower Large Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.56%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.45%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.96%
Empower Emerging Markets Equity Fund Institutional Class	3.48%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund
during
the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2045 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXRLX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2045 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2045 Fund (Service Class/MXRLX)	$ 103	1.00% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,218M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.76%
Empower International Index Fund Institutional Class	10.77%
Empower Mid Cap Value Fund Institutional Class	5.93%
Empower Large Cap Value Fund Institutional Class	5.89%
Empower International Value Fund Institutional Class	5.69%
Empower Large Cap Growth Fund Institutional Class	5.56%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.45%
Empower International Growth Fund Institutional Class	5.06%
Empower Bond Index Fund Institutional Class	3.96%
Empower Emerging Markets Equity Fund Institutional Class	3.48%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2050 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXBSX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Institutional Class/MXBSX)	$ 58	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 493M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.35%
Empower International Index Fund Institutional Class	11.58%
Empower International Value Fund Institutional Class	6.12%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	6.00%
Empower Large Cap Growth Fund Institutional Class	5.67%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.52%
Empower International Growth Fund Institutional Class	5.43%
Empower Emerging Markets Equity Fund Institutional Class	3.86%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.84%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2050 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBOX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Investor Class/MXBOX)	$ 95	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 493M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.35%
Empower International Index Fund Institutional Class	11.58%
Empower International Value Fund Institutional Class	6.12%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	6.00%
Empower Large Cap Growth Fund Institutional Class	5.67%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.52%
Empower International Growth Fund Institutional Class	5.43%
Empower Emerging Markets Equity Fund Institutional Class	3.86%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.84%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2050 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXBQX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2050 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2050 Fund (Service Class/MXBQX)	$ 105	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 493M
Total number of portfolio holdings	22
Total advisory fee paid	$ 0.3M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.35%
Empower International Index Fund Institutional Class	11.58%
Empower International Value Fund Institutional Class	6.12%
Empower Large Cap Value Fund Institutional Class	6.03%
Empower Mid Cap Value Fund Institutional Class	6.00%
Empower Large Cap Growth Fund Institutional Class	5.67%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.52%
Empower International Growth Fund Institutional Class	5.43%
Empower Emerging Markets Equity Fund Institutional Class	3.86%
Fidelity ® Emerging Markets Index Fund Institutional Class	3.84%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2055 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXZHX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Institutional Class/MXZHX)	$ 58	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 643M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.31%
Empower International Index Fund Institutional Class	12.15%
Empower International Value Fund Institutional Class	6.42%
Empower Large Cap Value Fund Institutional Class	6.01%
Empower Mid Cap Value Fund Institutional Class	5.92%
Empower International Growth Fund Institutional Class	5.70%
Empower Large Cap Growth Fund Institutional Class	5.66%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.44%
Empower Emerging Markets Equity Fund Institutional Class	4.18%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.16%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2055 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXWLX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Investor Class/MXWLX)	$ 95	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 643M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.31%
Empower International Index Fund Institutional Class	12.15%
Empower International Value Fund Institutional Class	6.42%
Empower Large Cap Value Fund Institutional Class	6.01%
Empower Mid Cap Value Fund Institutional Class	5.92%
Empower International Growth Fund Institutional Class	5.70%
Empower Large Cap Growth Fund Institutional Class	5.66%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.44%
Empower Emerging Markets Equity Fund Institutional Class	4.18%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.16%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2055 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXXLX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2055 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2055 Fund (Service Class/MXXLX)	$ 105	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.44%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 643M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.4M
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.31%
Empower International Index Fund Institutional Class	12.15%
Empower International Value Fund Institutional Class	6.42%
Empower Large Cap Value Fund Institutional Class	6.01%
Empower Mid Cap Value Fund Institutional Class	5.92%
Empower International Growth Fund Institutional Class	5.70%
Empower Large Cap Growth Fund Institutional Class	5.66%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.44%
Empower Emerging Markets Equity Fund Institutional Class	4.18%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.16%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2060 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGUX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Institutional Class/MXGUX)	$ 59	0.57% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 112M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.92%
Empower International Index Fund Institutional Class	12.59%
Empower International Value Fund Institutional Class	6.65%
Empower Large Cap Value Fund Institutional Class	5.93%
Empower International Growth Fund Institutional Class	5.91%
Empower Mid Cap Value Fund Institutional Class	5.77%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.46%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.44%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2060 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXGNX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Investor Class/MXGNX)	$ 96	0.92% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 112M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.92%
Empower International Index Fund Institutional Class	12.59%
Empower International Value Fund Institutional Class	6.65%
Empower Large Cap Value Fund Institutional Class	5.93%
Empower International Growth Fund Institutional Class	5.91%
Empower Mid Cap Value Fund Institutional Class	5.77%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.46%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.44%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2060 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXGQX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2060 Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2060 Fund (Service Class/MXGQX)	$ 106	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 112M
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.1M
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	26.92%
Empower International Index Fund Institutional Class	12.59%
Empower International Value Fund Institutional Class	6.65%
Empower Large Cap Value Fund Institutional Class	5.93%
Empower International Growth Fund Institutional Class	5.91%
Empower Mid Cap Value Fund Institutional Class	5.77%
Empower Large Cap Growth Fund Institutional Class	5.58%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.30%
Empower Emerging Markets Equity Fund Institutional Class	4.46%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.44%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2065 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHBX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 10, 2025 (inception date), to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Institutional Class/MXHBX)	$ 51	0.49% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.0M (a)
Portfolio turnover rate as of the end of the reporting period	25%
(a)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.06%
Empower International Index Fund Institutional Class	12.63%
Empower International Value Fund Institutional Class	6.67%
Empower Large Cap Value Fund Institutional Class	5.97%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.80%
Empower Large Cap Growth Fund Institutional Class	5.62%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.34%
Empower Emerging Markets Equity Fund Institutional Class	4.49%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.47%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2065 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXHCX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 10, 2025 (inception date), to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Investor Class/MXHCX)	$ 89	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.0M (a)
Portfolio turnover rate as of the end of the reporting period	25%
(a)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.06%
Empower International Index Fund Institutional Class	12.63%
Empower International Value Fund Institutional Class	6.67%
Empower Large Cap Value Fund Institutional Class	5.97%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.80%
Empower Large Cap Growth Fund Institutional Class	5.62%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.34%
Empower Emerging Markets Equity Fund Institutional Class	4.49%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.47%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Lifetime 2065 Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Service Class / MXHDX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Lifetime 2065 Fund (the "Fund”) for the period of January 10, 2025 (inception date), to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Lifetime 2065 Fund (Service Class/MXHDX)	$ 89	0.84% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.37%).

Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 0M (a)
Total number of portfolio holdings	21
Total advisory fee paid	$ 0.0M (a)
Portfolio turnover rate as of the end of the reporting period	25%
(a)	Amount represents less than $50K.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower S&P 500 ® Index Fund Institutional Class	27.06%
Empower International Index Fund Institutional Class	12.63%
Empower International Value Fund Institutional Class	6.67%
Empower Large Cap Value Fund Institutional Class	5.97%
Empower International Growth Fund Institutional Class	5.93%
Empower Mid Cap Value Fund Institutional Class	5.80%
Empower Large Cap Growth Fund Institutional Class	5.62%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.34%
Empower Emerging Markets Equity Fund Institutional Class	4.49%
Fidelity ® Emerging Markets Index Fund Institutional Class	4.47%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no
material changes
to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund
Institutional Class Ticker / MXNYX	Institutional Class Ticker / MXAKX
Investor Class Ticker / MXLYX	Investor Class Ticker / MXAGX
Service Class Ticker / MXLZX	Service Class Ticker / MXAHX
Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund
Institutional Class Ticker / MXQBX	Institutional Class Ticker / MXAYX
Investor Class Ticker / MXELX	Investor Class Ticker / MXATX
Service Class Ticker / MXFLX	Service Class Ticker / MXAUX
Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
Institutional Class Ticker / MXTBX	Institutional Class Ticker / MXBGX
Investor Class Ticker / MXKLX	Investor Class Ticker / MXBDX
Service Class Ticker / MXLLX	Service Class Ticker / MXBEX
Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund
Institutional Class Ticker / MXWEX	Institutional Class Ticker / MXBSX
Investor Class Ticker / MXQLX	Investor Class Ticker / MXBOX
Service Class Ticker / MXRLX	Service Class Ticker / MXBQX
Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund
Institutional Class Ticker / MXZHX	Institutional Class Ticker / MXGUX
Investor Class Ticker / MXWLX	Investor Class Ticker / MXGNX
Service Class Ticker / MXXLX	Service Class Ticker / MXGQX
Empower Lifetime 2065 Fund
Institutional Class Ticker / MXHBX
Investor Class Ticker / MXHCX
Service Class Ticker / MXHDX
(the "Fund(s)")
Semi-Annual Report
June 30, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,917,502	Empower Bond Index Fund Institutional Class(a)	$ 41,503,714
2,913,487	Empower Core Bond Fund Institutional Class(a)	24,881,178
2,433,012	Empower Global Bond Fund Institutional Class(a)	19,464,094
1,223,425	Empower High Yield Bond Fund Institutional Class(a)	12,845,959
6,384,698	Empower Inflation-Protected Securities Fund Institutional Class(a)	58,803,072
2,918,276	Empower Multi-Sector Bond Fund Institutional Class(a)	24,659,436
2,613,101	Empower Short Duration Bond Fund Institutional Class(a)	25,556,128

TOTAL BOND MUTUAL FUNDS — 46.49% (Cost $219,428,276)		$207,713,581
EQUITY MUTUAL FUNDS
440,504	Empower Emerging Markets Equity Fund Institutional Class(a)	4,686,958
815,600	Empower International Growth Fund Institutional Class(a)	8,310,963
1,423,057	Empower International Index Fund Institutional Class(a)	17,688,593
931,452	Empower International Value Fund Institutional Class(a)	9,333,144
1,002,712	Empower Large Cap Growth Fund Institutional Class(a)	12,694,334
1,942,510	Empower Large Cap Value Fund Institutional Class(a)	13,481,017
1,688,411	Empower Mid Cap Value Fund Institutional Class(a)	14,385,258
1,446,086	Empower Real Estate Index Fund Institutional Class(a)	11,872,365
Shares		Fair Value
Equity Mutual Funds — (continued)
6,230,003	Empower S&P 500® Index Fund Institutional Class(a)	$ 61,178,634
186,407	Empower Small Cap Growth Fund Institutional Class(a)	2,009,469
675,113	Empower Small Cap Value Fund Institutional Class(a)	4,455,746
2,467,799	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,202,724
384,887	Fidelity® Emerging Markets Index Fund Institutional Class	4,660,976
71,378	Janus Henderson Triton Fund Class N	1,985,749

TOTAL EQUITY MUTUAL FUNDS — 40.28% (Cost $162,415,723)		$179,945,930
Account Balance
FIXED INTEREST CONTRACT
59,289,001(b)	Empower of America Contract(a) 1.90%(c)	59,289,001

TOTAL FIXED INTEREST CONTRACT — 13.27% (Cost $59,289,001)		$59,289,001
TOTAL INVESTMENTS — 100.04% (Cost $441,133,000)		$446,948,512
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(165,756)
TOTAL NET ASSETS — 100.00%		$446,782,756

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,274,336	Empower Bond Index Fund Institutional Class(a)	$ 44,515,400
3,129,251	Empower Core Bond Fund Institutional Class(a)	26,723,806
2,487,256	Empower Global Bond Fund Institutional Class(a)	19,898,050
1,335,338	Empower High Yield Bond Fund Institutional Class(a)	14,021,050
5,198,505	Empower Inflation-Protected Securities Fund Institutional Class(a)	47,878,236
3,104,126	Empower Multi-Sector Bond Fund Institutional Class(a)	26,229,865
2,231,268	Empower Short Duration Bond Fund Institutional Class(a)	21,821,798

TOTAL BOND MUTUAL FUNDS — 44.48% (Cost $203,829,320)		$201,088,205
EQUITY MUTUAL FUNDS
526,997	Empower Emerging Markets Equity Fund Institutional Class(a)	5,607,248
944,935	Empower International Growth Fund Institutional Class(a)	9,628,886
1,651,035	Empower International Index Fund Institutional Class(a)	20,522,361
1,082,127	Empower International Value Fund Institutional Class(a)	10,842,917
1,097,083	Empower Large Cap Growth Fund Institutional Class(a)	13,889,074
2,126,910	Empower Large Cap Value Fund Institutional Class(a)	14,760,757
1,829,278	Empower Mid Cap Value Fund Institutional Class(a)	15,585,451
1,505,705	Empower Real Estate Index Fund Institutional Class(a)	12,361,835
Shares		Fair Value
Equity Mutual Funds — (continued)
6,823,513	Empower S&P 500® Index Fund Institutional Class(a)	$ 67,006,898
226,785	Empower Small Cap Growth Fund Institutional Class(a)	2,444,746
819,939	Empower Small Cap Value Fund Institutional Class(a)	5,411,599
2,680,770	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,342,120
460,545	Fidelity® Emerging Markets Index Fund Institutional Class	5,577,206
86,867	Janus Henderson Triton Fund Class N	2,416,646

TOTAL EQUITY MUTUAL FUNDS — 44.33% (Cost $182,492,656)		$200,397,744
Account Balance
FIXED INTEREST CONTRACT
50,742,815(b)	Empower of America Contract(a) 1.90%(c)	50,742,815

TOTAL FIXED INTEREST CONTRACT — 11.23% (Cost $50,742,815)		$50,742,815
TOTAL INVESTMENTS — 100.04% (Cost $437,064,791)		$452,228,764
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(164,195)
TOTAL NET ASSETS — 100.00%		$452,064,569

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,462,208	Empower Bond Index Fund Institutional Class(a)	$ 147,381,034
10,349,936	Empower Core Bond Fund Institutional Class(a)	88,388,453
7,514,909	Empower Global Bond Fund Institutional Class(a)	60,119,274
4,259,657	Empower High Yield Bond Fund Institutional Class(a)	44,726,398
10,752,193	Empower Inflation-Protected Securities Fund Institutional Class(a)	99,027,701
10,050,831	Empower Multi-Sector Bond Fund Institutional Class(a)	84,929,521
5,610,027	Empower Short Duration Bond Fund Institutional Class(a)	54,866,062

TOTAL BOND MUTUAL FUNDS — 39.85% (Cost $593,352,026)		$579,438,443
EQUITY MUTUAL FUNDS
2,122,727	Empower Emerging Markets Equity Fund Institutional Class(a)	22,585,819
3,682,304	Empower International Growth Fund Institutional Class(a)	37,522,677
6,424,642	Empower International Index Fund Institutional Class(a)	79,858,305
4,205,284	Empower International Value Fund Institutional Class(a)	42,136,948
4,030,836	Empower Large Cap Growth Fund Institutional Class(a)	51,030,385
7,820,264	Empower Large Cap Value Fund Institutional Class(a)	54,272,632
6,666,573	Empower Mid Cap Value Fund Institutional Class(a)	56,799,198
4,970,669	Empower Real Estate Index Fund Institutional Class(a)	40,809,191
Shares		Fair Value
Equity Mutual Funds — (continued)
25,064,630	Empower S&P 500® Index Fund Institutional Class(a)	$ 246,134,665
920,817	Empower Small Cap Growth Fund Institutional Class(a)	9,926,407
3,341,082	Empower Small Cap Value Fund Institutional Class(a)	22,051,139
9,755,956	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	52,194,365
1,854,939	Fidelity® Emerging Markets Index Fund Institutional Class	22,463,308
352,638	Janus Henderson Triton Fund Class N	9,810,401

TOTAL EQUITY MUTUAL FUNDS — 51.41% (Cost $689,012,786)		$747,595,440
Account Balance
FIXED INTEREST CONTRACT
127,623,664(b)	Empower of America Contract(a) 1.90%(c)	127,623,664

TOTAL FIXED INTEREST CONTRACT — 8.78% (Cost $127,623,664)		$127,623,664
TOTAL INVESTMENTS — 100.04% (Cost $1,409,988,476)		$1,454,657,547
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(545,336)
TOTAL NET ASSETS — 100.00%		$1,454,112,211

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,877,610	Empower Bond Index Fund Institutional Class(a)	$ 91,807,033
6,455,886	Empower Core Bond Fund Institutional Class(a)	55,133,268
4,262,301	Empower Global Bond Fund Institutional Class(a)	34,098,410
2,518,806	Empower High Yield Bond Fund Institutional Class(a)	26,447,464
3,659,581	Empower Inflation-Protected Securities Fund Institutional Class(a)	33,704,743
6,125,211	Empower Multi-Sector Bond Fund Institutional Class(a)	51,758,034
2,514,873	Empower Short Duration Bond Fund Institutional Class(a)	24,595,458

TOTAL BOND MUTUAL FUNDS — 33.51% (Cost $314,534,853)		$317,544,410
EQUITY MUTUAL FUNDS
1,758,427	Empower Emerging Markets Equity Fund Institutional Class(a)	18,709,666
2,936,380	Empower International Growth Fund Institutional Class(a)	29,921,715
5,128,919	Empower International Index Fund Institutional Class(a)	63,752,458
3,360,786	Empower International Value Fund Institutional Class(a)	33,675,079
3,041,053	Empower Large Cap Growth Fund Institutional Class(a)	38,499,734
5,892,189	Empower Large Cap Value Fund Institutional Class(a)	40,891,790
4,982,863	Empower Mid Cap Value Fund Institutional Class(a)	42,453,991
3,334,133	Empower Real Estate Index Fund Institutional Class(a)	27,373,234
Shares		Fair Value
Equity Mutual Funds — (continued)
18,907,289	Empower S&P 500® Index Fund Institutional Class(a)	$185,669,575
759,173	Empower Small Cap Growth Fund Institutional Class(a)	8,183,889
2,747,215	Empower Small Cap Value Fund Institutional Class(a)	18,131,621
7,301,023	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,060,471
1,536,865	Fidelity® Emerging Markets Index Fund Institutional Class	18,611,439
290,798	Janus Henderson Triton Fund Class N	8,089,996

TOTAL EQUITY MUTUAL FUNDS — 60.48% (Cost $529,917,536)		$573,024,658
Account Balance
FIXED INTEREST CONTRACT
57,286,464(b)	Empower of America Contract(a) 1.90%(c)	57,286,464

TOTAL FIXED INTEREST CONTRACT — 6.05% (Cost $57,286,464)		$57,286,464
TOTAL INVESTMENTS — 100.04% (Cost $901,738,853)		$947,855,532
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(344,797)
TOTAL NET ASSETS — 100.00%		$947,510,735

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15,402,597	Empower Bond Index Fund Institutional Class(a)	$ 129,997,915
9,120,539	Empower Core Bond Fund Institutional Class(a)	77,889,401
5,794,644	Empower Global Bond Fund Institutional Class(a)	46,357,153
3,541,619	Empower High Yield Bond Fund Institutional Class(a)	37,187,002
2,600,913	Empower Inflation-Protected Securities Fund Institutional Class(a)	23,954,408
8,611,244	Empower Multi-Sector Bond Fund Institutional Class(a)	72,765,011
2,771,830	Empower Short Duration Bond Fund Institutional Class(a)	27,108,499

TOTAL BOND MUTUAL FUNDS — 24.78% (Cost $419,618,031)		$415,259,389
EQUITY MUTUAL FUNDS
3,946,985	Empower Emerging Markets Equity Fund Institutional Class(a)	41,995,916
6,369,061	Empower International Growth Fund Institutional Class(a)	64,900,736
11,135,979	Empower International Index Fund Institutional Class(a)	138,420,217
7,302,839	Empower International Value Fund Institutional Class(a)	73,174,449
6,259,620	Empower Large Cap Growth Fund Institutional Class(a)	79,246,790
12,136,020	Empower Large Cap Value Fund Institutional Class(a)	84,223,977
10,135,445	Empower Mid Cap Value Fund Institutional Class(a)	86,353,992
6,036,944	Empower Real Estate Index Fund Institutional Class(a)	49,563,311
Shares		Fair Value
Equity Mutual Funds — (continued)
38,896,969	Empower S&P 500® Index Fund Institutional Class(a)	$ 381,968,239
1,702,502	Empower Small Cap Growth Fund Institutional Class(a)	18,352,971
6,141,452	Empower Small Cap Value Fund Institutional Class(a)	40,533,586
14,856,254	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	79,480,959
3,449,181	Fidelity® Emerging Markets Index Fund Institutional Class	41,769,579
651,966	Janus Henderson Triton Fund Class N	18,137,700

TOTAL EQUITY MUTUAL FUNDS — 71.50% (Cost $1,110,452,023)		$1,198,122,422
Account Balance
FIXED INTEREST CONTRACT
63,033,159(b)	Empower of America Contract(a) 1.90%(c)	63,033,159

TOTAL FIXED INTEREST CONTRACT — 3.76% (Cost $63,033,159)		$63,033,159
TOTAL INVESTMENTS — 100.04% (Cost $1,593,103,213)		$1,676,414,970
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(651,135)
TOTAL NET ASSETS — 100.00%		$1,675,763,835

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,560,179	Empower Bond Index Fund Institutional Class(a)	$ 38,487,912
2,705,349	Empower Core Bond Fund Institutional Class(a)	23,103,683
1,686,614	Empower Global Bond Fund Institutional Class(a)	13,492,909
1,057,794	Empower High Yield Bond Fund Institutional Class(a)	11,106,833
287,194	Empower Inflation-Protected Securities Fund Institutional Class(a)	2,645,059
2,544,796	Empower Multi-Sector Bond Fund Institutional Class(a)	21,503,524
643,356	Empower Short Duration Bond Fund Institutional Class(a)	6,292,026

TOTAL BOND MUTUAL FUNDS — 16.51% (Cost $113,941,850)		$116,631,946
EQUITY MUTUAL FUNDS
2,021,302	Empower Emerging Markets Equity Fund Institutional Class(a)	21,506,654
3,165,083	Empower International Growth Fund Institutional Class(a)	32,252,194
5,533,454	Empower International Index Fund Institutional Class(a)	68,780,831
3,628,882	Empower International Value Fund Institutional Class(a)	36,361,397
2,950,892	Empower Large Cap Growth Fund Institutional Class(a)	37,358,287
5,715,561	Empower Large Cap Value Fund Institutional Class(a)	39,665,997
4,728,872	Empower Mid Cap Value Fund Institutional Class(a)	40,289,985
2,607,957	Empower Real Estate Index Fund Institutional Class(a)	21,411,325
Shares		Fair Value
Equity Mutual Funds — (continued)
18,359,691	Empower S&P 500® Index Fund Institutional Class(a)	$180,292,166
861,788	Empower Small Cap Growth Fund Institutional Class(a)	9,290,070
3,138,542	Empower Small Cap Value Fund Institutional Class(a)	20,714,378
6,935,121	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	37,102,896
1,766,625	Fidelity® Emerging Markets Index Fund Institutional Class	21,393,834
330,096	Janus Henderson Triton Fund Class N	9,183,278

TOTAL EQUITY MUTUAL FUNDS — 81.47% (Cost $531,523,510)		$575,603,292
Account Balance
FIXED INTEREST CONTRACT
14,539,339(b)	Empower of America Contract(a) 1.90%(c)	14,539,339

TOTAL FIXED INTEREST CONTRACT — 2.06% (Cost $14,539,339)		$14,539,339
TOTAL INVESTMENTS — 100.04% (Cost $660,004,699)		$706,774,577
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(267,394)
TOTAL NET ASSETS — 100.00%		$706,507,183

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,718,799	Empower Bond Index Fund Institutional Class(a)	$ 48,266,663
3,393,458	Empower Core Bond Fund Institutional Class(a)	28,980,135
2,090,442	Empower Global Bond Fund Institutional Class(a)	16,723,534
1,339,535	Empower High Yield Bond Fund Institutional Class(a)	14,065,115
456	Empower Inflation-Protected Securities Fund Institutional Class(a)	4,204
3,188,689	Empower Multi-Sector Bond Fund Institutional Class(a)	26,944,424
559,586	Empower Short Duration Bond Fund Institutional Class(a)	5,472,748

TOTAL BOND MUTUAL FUNDS — 11.54% (Cost $140,381,820)		$140,456,823
EQUITY MUTUAL FUNDS
3,987,589	Empower Emerging Markets Equity Fund Institutional Class(a)	42,427,952
6,045,515	Empower International Growth Fund Institutional Class(a)	61,603,800
10,555,201	Empower International Index Fund Institutional Class(a)	131,201,147
6,913,185	Empower International Value Fund Institutional Class(a)	69,270,113
5,345,413	Empower Large Cap Growth Fund Institutional Class(a)	67,672,925
10,346,413	Empower Large Cap Value Fund Institutional Class(a)	71,804,104
8,484,196	Empower Mid Cap Value Fund Institutional Class(a)	72,285,350
4,615,347	Empower Real Estate Index Fund Institutional Class(a)	37,891,999
Shares		Fair Value
Equity Mutual Funds — (continued)
33,199,692	Empower S&P 500® Index Fund Institutional Class(a)	$ 326,020,980
1,677,998	Empower Small Cap Growth Fund Institutional Class(a)	18,088,815
6,101,220	Empower Small Cap Value Fund Institutional Class(a)	40,268,050
12,415,100	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	66,420,786
3,484,610	Fidelity® Emerging Markets Index Fund Institutional Class	42,198,632
642,600	Janus Henderson Triton Fund Class N	17,877,133

TOTAL EQUITY MUTUAL FUNDS — 87.46% (Cost $985,113,085)		$1,065,031,786
Account Balance
FIXED INTEREST CONTRACT
12,685,770(b)	Empower of America Contract(a) 1.90%(c)	12,685,770

TOTAL FIXED INTEREST CONTRACT — 1.04% (Cost $12,685,770)		$12,685,770
TOTAL INVESTMENTS — 100.04% (Cost $1,138,180,675)		$1,218,174,379
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(480,428)
TOTAL NET ASSETS — 100.00%		$1,217,693,951

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,606,230	Empower Bond Index Fund Institutional Class(a)	$ 13,556,582
952,335	Empower Core Bond Fund Institutional Class(a)	8,132,941
607,916	Empower Global Bond Fund Institutional Class(a)	4,863,326
393,382	Empower High Yield Bond Fund Institutional Class(a)	4,130,512
53	Empower Inflation-Protected Securities Fund Institutional Class(a)	490
905,186	Empower Multi-Sector Bond Fund Institutional Class(a)	7,648,824
113,112	Empower Short Duration Bond Fund Institutional Class(a)	1,106,238

TOTAL BOND MUTUAL FUNDS — 8.01% (Cost $38,533,861)		$39,438,913
EQUITY MUTUAL FUNDS
1,788,380	Empower Emerging Markets Equity Fund Institutional Class(a)	19,028,361
2,626,841	Empower International Growth Fund Institutional Class(a)	26,767,509
4,590,948	Empower International Index Fund Institutional Class(a)	57,065,479
3,009,735	Empower International Value Fund Institutional Class(a)	30,157,545
2,207,590	Empower Large Cap Growth Fund Institutional Class(a)	27,948,095
4,280,810	Empower Large Cap Value Fund Institutional Class(a)	29,708,818
3,469,479	Empower Mid Cap Value Fund Institutional Class(a)	29,559,965
1,912,571	Empower Real Estate Index Fund Institutional Class(a)	15,702,211
Shares		Fair Value
Equity Mutual Funds — (continued)
13,720,628	Empower S&P 500® Index Fund Institutional Class(a)	$134,736,571
747,312	Empower Small Cap Growth Fund Institutional Class(a)	8,056,024
2,703,563	Empower Small Cap Value Fund Institutional Class(a)	17,843,514
5,082,110	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,189,286
1,562,947	Fidelity® Emerging Markets Index Fund Institutional Class	18,927,284
286,216	Janus Henderson Triton Fund Class N	7,962,542

TOTAL EQUITY MUTUAL FUNDS — 91.50% (Cost $412,456,665)		$450,653,204
Account Balance
FIXED INTEREST CONTRACT
2,636,213(b)	Empower of America Contract(a) 1.90%(c)	2,636,213

TOTAL FIXED INTEREST CONTRACT — 0.53% (Cost $2,636,213)		$2,636,213
TOTAL INVESTMENTS — 100.04% (Cost $453,626,739)		$492,728,330
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(188,570)
TOTAL NET ASSETS — 100.00%		$492,539,760

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,616,224	Empower Bond Index Fund Institutional Class(a)	$ 13,640,935
953,828	Empower Core Bond Fund Institutional Class(a)	8,145,693
634,470	Empower Global Bond Fund Institutional Class(a)	5,075,762
404,505	Empower High Yield Bond Fund Institutional Class(a)	4,247,302
919,202	Empower Multi-Sector Bond Fund Institutional Class(a)	7,767,257
89,798	Empower Short Duration Bond Fund Institutional Class(a)	878,226

TOTAL BOND MUTUAL FUNDS — 6.19% (Cost $39,031,489)		$39,755,175
EQUITY MUTUAL FUNDS
2,528,671	Empower Emerging Markets Equity Fund Institutional Class(a)	26,905,060
3,597,672	Empower International Growth Fund Institutional Class(a)	36,660,282
6,285,303	Empower International Index Fund Institutional Class(a)	78,126,321
4,118,793	Empower International Value Fund Institutional Class(a)	41,270,303
2,876,110	Empower Large Cap Growth Fund Institutional Class(a)	36,411,550
5,566,626	Empower Large Cap Value Fund Institutional Class(a)	38,632,388
4,466,514	Empower Mid Cap Value Fund Institutional Class(a)	38,054,703
2,554,055	Empower Real Estate Index Fund Institutional Class(a)	20,968,795
17,885,295	Empower S&P 500® Index Fund Institutional Class(a)	175,633,601
Shares		Fair Value
Equity Mutual Funds — (continued)
1,035,510	Empower Small Cap Growth Fund Institutional Class(a)	$ 11,162,796
3,760,041	Empower Small Cap Value Fund Institutional Class(a)	24,816,272
6,535,055	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,962,543
2,209,676	Fidelity® Emerging Markets Index Fund Institutional Class	26,759,181
396,518	Janus Henderson Triton Fund Class N	11,031,114

TOTAL EQUITY MUTUAL FUNDS — 93.54% (Cost $550,371,427)		$601,394,909
Account Balance
FIXED INTEREST CONTRACT
2,000,358(b)	Empower of America Contract(a) 1.90%(c)	2,000,358

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $2,000,358)		$2,000,358
TOTAL INVESTMENTS — 100.04% (Cost $591,403,274)		$643,150,442
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(244,316)
TOTAL NET ASSETS — 100.00%		$642,906,126

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
236,579	Empower Bond Index Fund Institutional Class(a)	$ 1,996,726
140,783	Empower Core Bond Fund Institutional Class(a)	1,202,285
96,968	Empower Global Bond Fund Institutional Class(a)	775,744
59,054	Empower High Yield Bond Fund Institutional Class(a)	620,070
135,766	Empower Multi-Sector Bond Fund Institutional Class(a)	1,147,219
11,206	Empower Short Duration Bond Fund Institutional Class(a)	109,595

TOTAL BOND MUTUAL FUNDS — 5.21% (Cost $5,710,529)		$5,851,639
EQUITY MUTUAL FUNDS
471,103	Empower Emerging Markets Equity Fund Institutional Class(a)	5,012,538
651,364	Empower International Growth Fund Institutional Class(a)	6,637,395
1,137,309	Empower International Index Fund Institutional Class(a)	14,136,746
744,998	Empower International Value Fund Institutional Class(a)	7,464,880
494,805	Empower Large Cap Growth Fund Institutional Class(a)	6,264,225
959,128	Empower Large Cap Value Fund Institutional Class(a)	6,656,351
760,097	Empower Mid Cap Value Fund Institutional Class(a)	6,476,025
458,259	Empower Real Estate Index Fund Institutional Class(a)	3,762,305
3,078,454	Empower S&P 500® Index Fund Institutional Class(a)	30,230,423
Shares		Fair Value
Equity Mutual Funds — (continued)
190,200	Empower Small Cap Growth Fund Institutional Class(a)	$ 2,050,357
688,713	Empower Small Cap Value Fund Institutional Class(a)	4,545,507
1,113,902	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,959,379
411,744	Fidelity® Emerging Markets Index Fund Institutional Class	4,986,216
72,851	Janus Henderson Triton Fund Class N	2,026,713

TOTAL EQUITY MUTUAL FUNDS — 94.60% (Cost $98,953,891)		$106,209,060
Account Balance
FIXED INTEREST CONTRACT
251,213(b)	Empower of America Contract(a) 1.90%(c)	251,213

TOTAL FIXED INTEREST CONTRACT — 0.23% (Cost $251,213)		$251,213
TOTAL INVESTMENTS — 100.04% (Cost $104,915,633)		$112,311,912
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(41,921)
TOTAL NET ASSETS — 100.00%		$112,269,991

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2065 FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
63	Empower Bond Index Fund Institutional Class(a)	$ 531
37	Empower Core Bond Fund Institutional Class(a)	318
26	Empower Global Bond Fund Institutional Class(a)	205
16	Empower High Yield Bond Fund Institutional Class(a)	166
36	Empower Multi-Sector Bond Fund Institutional Class(a)	304
3	Empower Short Duration Bond Fund Institutional Class(a)	29

TOTAL BOND MUTUAL FUNDS — 4.71% (Cost $1,472)		$1,553
EQUITY MUTUAL FUNDS
139	Empower Emerging Markets Equity Fund Institutional Class(a)	1,482
192	Empower International Growth Fund Institutional Class(a)	1,956
335	Empower International Index Fund Institutional Class(a)	4,168
220	Empower International Value Fund Institutional Class(a)	2,202
146	Empower Large Cap Growth Fund Institutional Class(a)	1,853
284	Empower Large Cap Value Fund Institutional Class(a)	1,968
225	Empower Mid Cap Value Fund Institutional Class(a)	1,915
136	Empower Real Estate Index Fund Institutional Class(a)	1,114
Shares		Fair Value
Equity Mutual Funds — (continued)
909	Empower S&P 500® Index Fund Institutional Class(a)	$ 8,926
56	Empower Small Cap Growth Fund Institutional Class(a)	605
204	Empower Small Cap Value Fund Institutional Class(a)	1,345
329	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,760
122	Fidelity® Emerging Markets Index Fund Institutional Class	1,474
22	Janus Henderson Triton Fund Class N	599

TOTAL EQUITY MUTUAL FUNDS — 95.11% (Cost $28,642)		$31,367
Account Balance
FIXED INTEREST CONTRACT
67(b)	Empower of America Contract(a) 1.90%(c)	67

TOTAL FIXED INTEREST CONTRACT — 0.20% (Cost $67)		$67
TOTAL INVESTMENTS — 100.02% (Cost $30,181)		$32,987
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(8)
TOTAL NET ASSETS — 100.00%		$32,979

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of June 30, 2025. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$440,301,787	$444,234,912	$1,422,383,838
Investments at fair value, unaffiliated(b)	6,646,725	7,993,852	32,273,709
Subscriptions receivable	76,247	3,308,066	3,451,822
Receivable for investments sold	1,771,113	-	497,270
Total Assets	448,795,872	455,536,830	1,458,606,639
LIABILITIES:
Payable for distribution fees	7,865	738	27,802
Payable for investments purchased	68,982	3,074,982	2,806,143
Payable for shareholder services fees	121,499	124,833	379,732
Payable to investment adviser	28,080	30,253	108,860
Redemptions payable	1,786,690	241,455	1,171,891
Total Liabilities	2,013,116	3,472,261	4,494,428
NET ASSETS	$446,782,756	$452,064,569	$1,454,112,211
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,496,857	$4,191,136	$11,337,332
Paid-in capital in excess of par	469,062,354	468,075,041	1,484,501,631
Undistributed/accumulated deficit	(25,776,455)	(20,201,608)	(41,726,752)
NET ASSETS	$446,782,756	$452,064,569	$1,454,112,211
NET ASSETS BY CLASS
Investor Class	$310,798,947	$422,197,179	$960,942,230
Service Class	$99,679,468	$9,194,851	$348,493,142
Institutional Class	$36,304,341	$20,672,539	$144,676,839
CAPITAL STOCK:
Authorized
Investor Class	230,000,000	210,000,000	250,000,000
Service Class	120,000,000	25,000,000	235,000,000
Institutional Class	80,000,000	22,000,000	180,000,000
Issued and Outstanding
Investor Class	22,813,397	39,156,138	66,190,840
Service Class	7,330,468	840,648	24,012,759
Institutional Class	4,824,707	1,914,570	23,169,716
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.62	$10.78	$14.52
Service Class	$13.60	$10.94	$14.51
Institutional Class	$7.52	$10.80	$6.24
(a) Cost of investments, affiliated	$435,450,815	$430,025,585	$1,381,652,858
(b) Cost of investments, unaffiliated	$5,682,185	$7,039,206	$28,335,618
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$921,154,097	$1,616,507,691	$676,197,465
Investments at fair value, unaffiliated(b)	26,701,435	59,907,279	30,577,112
Subscriptions receivable	4,500,214	3,406,618	1,567,007
Receivable for investments sold	-	125,098	1,312
Total Assets	952,355,746	1,679,946,686	708,342,896
LIABILITIES:
Payable for distribution fees	2,499	40,211	1,981
Payable for investments purchased	4,262,994	2,382,975	1,031,432
Payable for shareholder services fees	247,612	424,819	185,088
Payable to investment adviser	75,927	149,734	64,817
Redemptions payable	255,979	1,185,112	552,395
Total Liabilities	4,845,011	4,182,851	1,835,713
NET ASSETS	$947,510,735	$1,675,763,835	$706,507,183
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,482,668	$13,593,546	$6,176,323
Paid-in capital in excess of par	934,086,032	1,655,694,495	678,323,281
Undistributed/accumulated earnings	4,942,035	6,475,794	22,007,579
NET ASSETS	$947,510,735	$1,675,763,835	$706,507,183
NET ASSETS BY CLASS
Investor Class	$840,737,750	$956,615,519	$624,956,227
Service Class	$31,809,349	$510,168,824	$24,839,159
Institutional Class	$74,963,636	$208,979,492	$56,711,797
CAPITAL STOCK:
Authorized
Investor Class	205,000,000	220,000,000	140,000,000
Service Class	20,000,000	280,000,000	35,000,000
Institutional Class	75,000,000	190,000,000	70,000,000
Issued and Outstanding
Investor Class	75,325,092	64,895,789	54,712,150
Service Class	2,808,982	35,168,153	2,138,576
Institutional Class	6,692,608	35,871,515	4,912,500
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.16	$14.74	$11.42
Service Class	$11.32	$14.51	$11.61
Institutional Class	$11.20	$5.83	$11.54
(a) Cost of investments, affiliated	$877,824,599	$1,539,686,535	$632,764,997
(b) Cost of investments, unaffiliated	$23,914,254	$53,416,678	$27,239,702
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,158,098,614	$465,838,504	$605,360,147
Investments at fair value, unaffiliated(b)	60,075,765	26,889,826	37,790,295
Subscriptions receivable	1,976,211	1,874,292	693,140
Receivable for investments sold	4,329	2,261	135,322
Total Assets	1,220,154,919	494,604,883	643,978,904
LIABILITIES:
Payable for distribution fees	28,368	1,791	18,988
Payable for investments purchased	436,957	891,662	366,304
Payable for shareholder services fees	306,220	126,938	144,356
Payable to investment adviser	118,246	47,981	64,387
Redemptions payable	1,571,177	996,751	478,743
Total Liabilities	2,460,968	2,065,123	1,072,778
NET ASSETS	$1,217,693,951	$492,539,760	$642,906,126
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,669,680	$4,044,707	$5,523,025
Paid-in capital in excess of par	1,172,889,405	458,385,477	614,554,536
Undistributed/accumulated earnings	35,134,866	30,109,576	22,828,565
NET ASSETS	$1,217,693,951	$492,539,760	$642,906,126
NET ASSETS BY CLASS
Investor Class	$698,827,029	$418,080,033	$255,207,150
Service Class	$361,340,427	$21,984,101	$240,320,956
Institutional Class	$157,526,495	$52,475,626	$147,378,020
CAPITAL STOCK:
Authorized
Investor Class	135,000,000	115,000,000	35,000,000
Service Class	170,000,000	35,000,000	105,000,000
Institutional Class	160,000,000	65,000,000	105,000,000
Issued and Outstanding
Investor Class	45,781,119	34,383,079	12,860,065
Service Class	24,977,966	1,780,708	12,606,230
Institutional Class	25,937,715	4,283,283	29,763,950
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.26	$12.16	$19.84
Service Class	$14.47	$12.35	$19.06
Institutional Class	$6.07	$12.25	$4.95
(a) Cost of investments, affiliated	$1,084,892,670	$429,852,602	$558,329,788
(b) Cost of investments, unaffiliated	$53,288,005	$23,774,137	$33,073,486
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Lifetime 2060 Fund	Empower Lifetime 2065 Fund
ASSETS:
Investments at fair value, affiliated(a)	$105,298,983	$30,914
Investments at fair value, unaffiliated(b)	7,012,929	2,073
Subscriptions receivable	720,338	-
Receivable for investments sold	-	3
Total Assets	113,032,250	32,990
LIABILITIES:
Payable for distribution fees	214	-
Payable for investments purchased	687,653	-
Payable for shareholder services fees	27,925	7
Payable to investment adviser	10,875	4
Redemptions payable	35,592	-
Total Liabilities	762,259	11
NET ASSETS	$112,269,991	$32,979
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$959,752	$300
Paid-in capital in excess of par	101,881,609	29,700
Undistributed/accumulated earnings	9,428,630	2,979
NET ASSETS	$112,269,991	$32,979
NET ASSETS BY CLASS
Investor Class	$95,503,688	$10,987
Service Class	$2,799,081	$10,987
Institutional Class	$13,967,222	$11,005
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000
Service Class	35,000,000	35,000,000
Institutional Class	10,000,000	10,000,000
Issued and Outstanding
Investor Class	8,174,138	1,000
Service Class	237,677	1,000
Institutional Class	1,185,709	1,000
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.68	$10.99
Service Class	$11.78	$10.99
Institutional Class	$11.78	$11.01
(a) Cost of investments, affiliated	$98,550,211	$28,356
(b) Cost of investments, unaffiliated	$6,365,422	$1,825
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$570,760	$452,435	$1,154,568
Dividends, unaffiliated	10,075	9,556	31,623
Total Income	580,835	461,991	1,186,191
EXPENSES:
Management fees	269,097	255,067	828,411
Shareholder services fees – Investor Class	527,204	688,568	1,501,832
Shareholder services fees – Service Class	180,769	16,849	633,120
Distribution fees – Service Class	51,344	4,784	179,687
Total Expenses	1,028,414	965,268	3,143,050
Less management fees waived	106,655	84,446	215,537
Net Expenses	921,759	880,822	2,927,513
NET INVESTMENT LOSS	(340,924)	(418,831)	(1,741,322)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(9,229,770)	(5,945,903)	(31,364,128)
Net realized gain (loss) on investments, unaffiliated	(495,133)	569,216	(2,146,110)
Net Realized Loss	(9,724,903)	(5,376,687)	(33,510,238)
Net change in unrealized appreciation on investments, affiliated	31,351,602	28,301,257	108,505,144
Net change in unrealized appreciation on investments, unaffiliated	1,603,670	654,454	6,875,929
Net Change in Unrealized Appreciation	32,955,272	28,955,711	115,381,073
Net Realized and Unrealized Gain	23,230,369	23,579,024	81,870,835
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,889,445	$23,160,193	$80,129,513
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$485,271	$591,581	$127,431
Dividends, unaffiliated	18,863	36,958	14,476
Total Income	504,134	628,539	141,907
EXPENSES:
Management fees	490,461	943,022	371,244
Shareholder services fees – Investor Class	1,240,935	1,466,762	939,838
Shareholder services fees – Service Class	55,619	884,091	42,549
Distribution fees – Service Class	15,786	250,982	12,081
Total Expenses	1,802,801	3,544,857	1,365,712
Less management fees waived	90,529	110,517	23,788
Net Expenses	1,712,272	3,434,340	1,341,924
NET INVESTMENT LOSS	(1,208,138)	(2,805,801)	(1,200,017)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(11,696,673)	(28,041,490)	(11,562,350)
Net realized gain (loss) on investments, unaffiliated	824,912	(5,301,077)	(154,579)
Net Realized Loss	(10,871,761)	(33,342,567)	(11,716,929)
Net change in unrealized appreciation on investments, affiliated	63,146,336	132,441,041	57,097,956
Net change in unrealized appreciation on investments, unaffiliated	2,661,244	13,417,977	4,063,691
Net Change in Unrealized Appreciation	65,807,580	145,859,018	61,161,647
Net Realized and Unrealized Gain	54,935,819	112,516,451	49,444,718
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,727,681	$109,710,650	$48,244,701
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$116,348	$22,414	$19,853
Dividends, unaffiliated	27,229	10,707	14,818
Total Income	143,577	33,121	34,671
EXPENSES:
Management fees	684,704	264,179	365,647
Shareholder services fees – Investor Class	1,074,260	638,913	391,344
Shareholder services fees – Service Class	621,885	38,436	407,916
Distribution fees – Service Class	176,546	10,913	115,847
Total Expenses	2,557,395	952,441	1,280,754
Less management fees waived	21,729	4,181	3,712
Net Expenses	2,535,666	948,260	1,277,042
NET INVESTMENT LOSS	(2,392,089)	(915,139)	(1,242,371)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(14,874,341)	(6,761,783)	(9,598,199)
Net realized gain (loss) on investments, unaffiliated	(5,310,380)	174,155	(1,736,578)
Net Realized Loss	(20,184,721)	(6,587,628)	(11,334,777)
Net change in unrealized appreciation on investments, affiliated	100,181,680	41,514,809	57,634,166
Net change in unrealized appreciation on investments, unaffiliated	13,383,405	3,302,494	6,836,742
Net Change in Unrealized Appreciation	113,565,085	44,817,303	64,470,908
Net Realized and Unrealized Gain	93,380,364	38,229,675	53,136,131
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,988,275	$37,314,536	$51,893,760
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Lifetime 2060 Fund	Empower Lifetime 2065 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$2,650	$1
Dividends, unaffiliated	2,406	1
Total Income	5,056	2
EXPENSES:
Management fees	58,837	17
Shareholder services fees – Investor Class	139,089	17
Shareholder services fees – Service Class	4,233	17
Distribution fees – Service Class	1,203	6
Total Expenses	203,362	57
Less amount waived by distributor - Service Class	-	5
Less management fees waived	474	-
Net Expenses	202,888	52
NET INVESTMENT LOSS	(197,832)	(50)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,908,893	115
Net realized gain on investments, unaffiliated	454,631	108
Net Realized Gain	2,363,524	223
Net change in unrealized appreciation on investments, affiliated	6,174,699	2,558
Net change in unrealized appreciation on investments, unaffiliated	431,119	248
Net Change in Unrealized Appreciation	6,605,818	2,806
Net Realized and Unrealized Gain	8,969,342	3,029
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,771,510	$2,979
(a)	Fund commenced operations on January 10, 2025.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Lifetime 2015 Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(340,924)	$13,244,124
Net realized gain (loss)	(9,724,903)	2,079,520
Net change in unrealized appreciation	32,955,272	15,519,562
Net Increase in Net Assets Resulting from Operations	22,889,445	30,843,206
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(13,630,570)
Service Class	-	(5,259,790)
Institutional Class	-	(4,342,481)
From Net Investment Income and Net Realized Gains	0	(23,232,841)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	27,732,088	39,636,032
Service Class	3,961,849	11,155,782
Institutional Class	3,593,172	6,452,184
Shares issued in reinvestment of distributions
Investor Class	-	13,630,570
Service Class	-	5,259,790
Institutional Class	-	4,342,481
Shares redeemed
Investor Class	(33,041,180)	(53,938,238)
Service Class	(20,548,792)	(52,334,102)
Institutional Class	(18,163,404)	(17,122,587)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(36,466,267)	(42,918,088)
Total Decrease in Net Assets	(13,576,822)	(35,307,723)
NET ASSETS:
Beginning of Period	460,359,578	495,667,301
End of Period	$446,782,756	$460,359,578
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,114,146	2,994,491
Service Class	302,530	849,370
Institutional Class	497,979	857,512
Shares issued in reinvestment of distributions
Investor Class	-	1,040,030
Service Class	-	401,410
Institutional Class	-	594,412
Shares redeemed
Investor Class	(2,507,307)	(4,098,618)
Service Class	(1,569,247)	(3,961,121)
Institutional Class	(2,470,790)	(2,275,245)
Net Decrease	(3,632,689)	(3,597,759)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Lifetime 2020 Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(418,831)	$12,127,661
Net realized gain (loss)	(5,376,687)	335,170
Net change in unrealized appreciation	28,955,711	12,985,513
Net Increase in Net Assets Resulting from Operations	23,160,193	25,448,344
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(14,662,208)
Service Class	-	(402,859)
Institutional Class	-	(1,237,668)
From Net Investment Income and Net Realized Gains	0	(16,302,735)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	68,278,570	131,671,006
Service Class	1,175,617	2,208,324
Institutional Class	1,307,624	3,392,946
Shares issued in reinvestment of distributions
Investor Class	-	14,662,208
Service Class	-	402,859
Institutional Class	-	1,237,668
Shares redeemed
Investor Class	(48,885,807)	(93,213,560)
Service Class	(3,348,073)	(9,117,670)
Institutional Class	(11,477,580)	(6,185,650)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,050,351	45,058,131
Total Increase in Net Assets	30,210,544	54,203,740
NET ASSETS:
Beginning of Period	421,854,025	367,650,285
End of Period	$452,064,569	$421,854,025
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,565,366	12,708,910
Service Class	111,707	210,813
Institutional Class	126,006	328,188
Shares issued in reinvestment of distributions
Investor Class	-	1,422,887
Service Class	-	38,476
Institutional Class	-	120,092
Shares redeemed
Investor Class	(4,711,878)	(9,041,854)
Service Class	(317,931)	(870,353)
Institutional Class	(1,104,717)	(597,856)
Net Increase	668,553	4,319,303
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Lifetime 2025 Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(1,741,322)	$38,648,207
Net realized gain (loss)	(33,510,238)	16,922,435
Net change in unrealized appreciation	115,381,073	34,944,354
Net Increase in Net Assets Resulting from Operations	80,129,513	90,514,996
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(36,386,635)
Service Class	-	(18,427,191)
Institutional Class	-	(19,683,266)
From Net Investment Income and Net Realized Gains	0	(74,497,092)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	256,022,707	436,819,766
Service Class	19,934,289	52,853,003
Institutional Class	13,559,525	32,699,866
Shares issued in reinvestment of distributions
Investor Class	-	36,386,635
Service Class	-	18,427,191
Institutional Class	-	19,683,266
Shares redeemed
Investor Class	(145,371,088)	(259,963,962)
Service Class	(84,334,821)	(154,748,539)
Institutional Class	(52,880,728)	(49,776,682)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,929,884	132,380,544
Total Increase in Net Assets	87,059,397	148,398,448
NET ASSETS:
Beginning of Period	1,367,052,814	1,218,654,366
End of Period	$1,454,112,211	$1,367,052,814
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	18,373,543	31,188,771
Service Class	1,433,665	3,804,217
Institutional Class	2,265,868	5,158,971
Shares issued in reinvestment of distributions
Investor Class	-	2,623,149
Service Class	-	1,327,755
Institutional Class	-	3,254,199
Shares redeemed
Investor Class	(10,495,212)	(18,591,852)
Service Class	(6,060,834)	(11,100,243)
Institutional Class	(8,736,472)	(7,853,524)
Net Increase (Decrease)	(3,219,442)	9,811,443
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Lifetime 2030 Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(1,208,138)	$21,300,266
Net realized gain (loss)	(10,871,761)	10,722,588
Net change in unrealized appreciation	65,807,580	14,249,386
Net Increase in Net Assets Resulting from Operations	53,727,681	46,272,240
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(32,128,012)
Service Class	-	(1,885,164)
Institutional Class	-	(4,910,143)
From Net Investment Income and Net Realized Gains	0	(38,923,319)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	252,605,483	362,132,331
Service Class	3,560,146	11,122,909
Institutional Class	12,252,996	26,280,758
Shares issued in reinvestment of distributions
Investor Class	-	32,128,012
Service Class	-	1,885,164
Institutional Class	-	4,910,143
Shares redeemed
Investor Class	(98,326,692)	(165,582,425)
Service Class	(8,728,044)	(15,828,470)
Institutional Class	(30,422,160)	(18,639,779)
Net Increase in Net Assets Resulting from Capital Share Transactions	130,941,729	238,408,643
Total Increase in Net Assets	184,669,410	245,757,564
NET ASSETS:
Beginning of Period	762,841,325	517,083,761
End of Period	$947,510,735	$762,841,325
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	23,616,512	33,694,899
Service Class	334,087	1,035,247
Institutional Class	1,147,967	2,454,253
Shares issued in reinvestment of distributions
Investor Class	-	3,027,385
Service Class	-	174,823
Institutional Class	-	461,495
Shares redeemed
Investor Class	(9,252,428)	(15,440,156)
Service Class	(809,126)	(1,452,568)
Institutional Class	(2,845,406)	(1,738,007)
Net Increase	12,191,606	22,217,371
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Lifetime 2035 Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(2,805,801)	$41,343,560
Net realized gain (loss)	(33,342,567)	50,697,375
Net change in unrealized appreciation	145,859,018	31,601,988
Net Increase in Net Assets Resulting from Operations	109,710,650	123,642,923
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(42,295,754)
Service Class	-	(30,473,642)
Institutional Class	-	(35,318,518)
From Net Investment Income and Net Realized Gains	0	(108,087,914)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	231,127,117	304,773,434
Service Class	34,164,936	74,913,000
Institutional Class	23,409,588	55,472,461
Shares issued in reinvestment of distributions
Investor Class	-	42,295,754
Service Class	-	30,473,642
Institutional Class	-	35,318,518
Shares redeemed
Investor Class	(110,099,503)	(158,203,550)
Service Class	(82,320,287)	(165,572,888)
Institutional Class	(75,492,769)	(42,672,778)
Net Increase in Net Assets Resulting from Capital Share Transactions	20,789,082	176,797,593
Total Increase in Net Assets	130,499,732	192,352,602
NET ASSETS:
Beginning of Period	1,545,264,103	1,352,911,501
End of Period	$1,675,763,835	$1,545,264,103
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	16,489,896	21,563,953
Service Class	2,481,269	5,419,375
Institutional Class	4,246,307	9,281,413
Shares issued in reinvestment of distributions
Investor Class	-	3,037,491
Service Class	-	2,221,254
Institutional Class	-	6,287,096
Shares redeemed
Investor Class	(7,896,252)	(11,254,300)
Service Class	(5,974,670)	(11,995,790)
Institutional Class	(13,450,567)	(7,103,851)
Net Increase (Decrease)	(4,104,017)	17,456,641
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Lifetime 2040 Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(1,200,017)	$15,300,100
Net realized gain (loss)	(11,716,929)	17,107,514
Net change in unrealized appreciation	61,161,647	14,113,078
Net Increase in Net Assets Resulting from Operations	48,244,701	46,520,692
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(29,865,277)
Service Class	-	(1,577,886)
Institutional Class	-	(4,564,650)
From Net Investment Income and Net Realized Gains	0	(36,007,813)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	167,905,848	221,109,054
Service Class	4,264,599	12,227,722
Institutional Class	9,132,968	18,701,907
Shares issued in reinvestment of distributions
Investor Class	-	29,865,277
Service Class	-	1,577,886
Institutional Class	-	4,564,650
Shares redeemed
Investor Class	(81,320,554)	(98,741,706)
Service Class	(6,222,634)	(15,269,332)
Institutional Class	(27,730,458)	(9,659,029)
Net Increase in Net Assets Resulting from Capital Share Transactions	66,029,769	164,376,429
Total Increase in Net Assets	114,274,470	174,889,308
NET ASSETS:
Beginning of Period	592,232,713	417,343,405
End of Period	$706,507,183	$592,232,713
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,538,213	20,319,548
Service Class	388,380	1,116,389
Institutional Class	834,666	1,703,625
Shares issued in reinvestment of distributions
Investor Class	-	2,783,869
Service Class	-	144,685
Institutional Class	-	421,624
Shares redeemed
Investor Class	(7,583,361)	(9,087,541)
Service Class	(564,646)	(1,366,808)
Institutional Class	(2,527,181)	(881,286)
Net Increase	6,086,071	15,154,105
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Lifetime 2045 Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(2,392,089)	$27,974,781
Net realized gain (loss)	(20,184,721)	48,095,762
Net change in unrealized appreciation	113,565,085	31,122,788
Net Increase in Net Assets Resulting from Operations	90,988,275	107,193,331
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(33,368,257)
Service Class	-	(23,453,235)
Institutional Class	-	(27,968,225)
From Net Investment Income and Net Realized Gains	0	(84,789,717)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	141,570,640	211,443,573
Service Class	29,925,537	67,896,640
Institutional Class	18,949,720	35,345,499
Shares issued in reinvestment of distributions
Investor Class	-	33,368,257
Service Class	-	23,453,235
Institutional Class	-	27,968,225
Shares redeemed
Investor Class	(69,847,517)	(114,893,113)
Service Class	(66,203,031)	(122,317,366)
Institutional Class	(61,747,957)	(28,664,286)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,352,608)	133,600,664
Total Increase in Net Assets	83,635,667	156,004,278
NET ASSETS:
Beginning of Period	1,134,058,284	978,054,006
End of Period	$1,217,693,951	$1,134,058,284
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,814,033	14,622,948
Service Class	2,196,905	4,966,016
Institutional Class	3,323,976	5,715,095
Shares issued in reinvestment of distributions
Investor Class	-	2,345,890
Service Class	-	1,738,045
Institutional Class	-	4,832,293
Shares redeemed
Investor Class	(4,865,533)	(7,966,708)
Service Class	(4,862,085)	(8,969,068)
Institutional Class	(10,622,556)	(4,626,298)
Net Increase (Decrease)	(5,015,260)	12,658,213
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Lifetime 2050 Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(915,139)	$10,369,810
Net realized gain (loss)	(6,587,628)	14,708,155
Net change in unrealized appreciation	44,817,303	12,103,437
Net Increase in Net Assets Resulting from Operations	37,314,536	37,181,402
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(21,972,538)
Service Class	-	(1,585,329)
Institutional Class	-	(4,222,845)
From Net Investment Income and Net Realized Gains	0	(27,780,712)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	92,968,055	145,523,791
Service Class	2,681,559	8,413,801
Institutional Class	8,218,364	17,559,053
Shares issued in reinvestment of distributions
Investor Class	-	21,972,538
Service Class	-	1,585,329
Institutional Class	-	4,222,845
Shares redeemed
Investor Class	(46,266,133)	(74,563,072)
Service Class	(5,128,944)	(11,802,222)
Institutional Class	(21,625,975)	(8,810,278)
Net Increase in Net Assets Resulting from Capital Share Transactions	30,846,926	104,101,785
Total Increase in Net Assets	68,161,462	113,502,475
NET ASSETS:
Beginning of Period	424,378,298	310,875,823
End of Period	$492,539,760	$424,378,298
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,117,968	12,598,916
Service Class	230,897	727,914
Institutional Class	715,334	1,519,589
Shares issued in reinvestment of distributions
Investor Class	-	1,941,790
Service Class	-	137,995
Institutional Class	-	370,601
Shares redeemed
Investor Class	(4,049,315)	(6,458,145)
Service Class	(440,194)	(1,006,995)
Institutional Class	(1,867,863)	(755,641)
Net Increase	2,706,827	9,076,024
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Lifetime 2055 Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(1,242,371)	$14,641,062
Net realized gain (loss)	(11,334,777)	25,248,033
Net change in unrealized appreciation	64,470,908	17,417,911
Net Increase in Net Assets Resulting from Operations	51,893,760	57,307,006
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(8,189,422)
Service Class	-	(10,072,918)
Institutional Class	-	(25,382,878)
From Net Investment Income and Net Realized Gains	0	(43,645,218)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	56,590,003	95,855,901
Service Class	27,514,919	68,259,424
Institutional Class	20,247,153	43,230,453
Shares issued in reinvestment of distributions
Investor Class	-	8,189,422
Service Class	-	10,072,918
Institutional Class	-	25,382,878
Shares redeemed
Investor Class	(30,170,102)	(46,249,786)
Service Class	(47,185,101)	(89,372,159)
Institutional Class	(43,912,173)	(23,577,440)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,915,301)	91,791,611
Total Increase in Net Assets	34,978,459	105,453,399
NET ASSETS:
Beginning of Period	607,927,667	502,474,268
End of Period	$642,906,126	$607,927,667
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,036,428	5,200,406
Service Class	1,539,534	3,866,022
Institutional Class	4,367,294	8,493,807
Shares issued in reinvestment of distributions
Investor Class	-	447,228
Service Class	-	572,651
Institutional Class	-	5,392,683
Shares redeemed
Investor Class	(1,618,965)	(2,500,796)
Service Class	(2,628,597)	(5,073,419)
Institutional Class	(9,274,287)	(4,614,585)
Net Increase (Decrease)	(4,578,593)	11,783,997
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Lifetime 2060 Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$(197,832)	$2,231,804
Net realized gain	2,363,524	3,660,058
Net change in unrealized appreciation	6,605,818	731,608
Net Increase in Net Assets Resulting from Operations	8,771,510	6,623,470
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(3,965,898)
Service Class	-	(139,335)
Institutional Class	-	(1,176,257)
From Net Investment Income and Net Realized Gains	0	(5,281,490)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	30,186,569	43,309,092
Service Class	833,104	1,605,638
Institutional Class	4,562,212	11,061,218
Shares issued in reinvestment of distributions
Investor Class	-	3,965,898
Service Class	-	139,335
Institutional Class	-	1,176,257
Shares redeemed
Investor Class	(12,104,531)	(18,923,597)
Service Class	(343,765)	(1,472,035)
Institutional Class	(11,053,901)	(4,561,083)
Net Increase in Net Assets Resulting from Capital Share Transactions	12,079,688	36,300,723
Total Increase in Net Assets	20,851,198	37,642,703
NET ASSETS:
Beginning of Period	91,418,793	53,776,090
End of Period	$112,269,991	$91,418,793
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,743,586	3,916,487
Service Class	75,687	145,711
Institutional Class	413,292	1,001,160
Shares issued in reinvestment of distributions
Investor Class	-	365,923
Service Class	-	12,745
Institutional Class	-	107,774
Shares redeemed
Investor Class	(1,102,732)	(1,720,015)
Service Class	(31,415)	(131,327)
Institutional Class	(989,117)	(413,970)
Net Increase	1,109,301	3,284,488
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025
Empower Lifetime 2065 Fund	2025(a) (Unaudited)
OPERATIONS:
Net investment loss	$(50)
Net realized gain	223
Net change in unrealized appreciation	2,806
Net Increase in Net Assets Resulting from Operations	2,979
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	10,000
Service Class	10,000
Institutional Class	10,000
Net Increase in Net Assets Resulting from Capital Share Transactions	30,000
Total Increase in Net Assets	32,979
NET ASSETS:
Beginning of Period	0
End of Period	$32,979
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,000
Service Class	1,000
Institutional Class	1,000
Net Increase	3,000
(a) Fund commenced operations on January 10, 2025.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$12.95	(0.01)	0.68	0.67	—	—	—	$13.62	5.17% (d)
12/31/2024	$12.74	0.38	0.44	0.82	(0.35)	(0.26)	(0.61)	$12.95	6.43%
12/31/2023	$12.06	0.33	0.90	1.23	(0.37)	(0.18)	(0.55)	$12.74	10.33%
12/31/2022	$14.83	0.26	(2.07)	(1.81)	(0.26)	(0.70)	(0.96)	$12.06	(12.27%)
12/31/2021	$14.77	0.35	0.90	1.25	(0.33)	(0.86)	(1.19)	$14.83	8.48%
12/31/2020	$13.77	0.47	1.02	1.49	(0.25)	(0.24)	(0.49)	$14.77	11.00%
Service Class
06/30/2025 (Unaudited)	$12.94	(0.02)	0.68	0.66	—	—	—	$13.60	5.10% (d)
12/31/2024	$12.71	0.31	0.50	0.81	(0.32)	(0.26)	(0.58)	$12.94	6.39%
12/31/2023	$12.03	0.31	0.90	1.21	(0.35)	(0.18)	(0.53)	$12.71	10.18%
12/31/2022	$14.79	0.25	(2.07)	(1.82)	(0.24)	(0.70)	(0.94)	$12.03	(12.36%)
12/31/2021	$14.72	0.29	0.94	1.23	(0.30)	(0.86)	(1.16)	$14.79	8.39%
12/31/2020	$13.68	0.24	1.24	1.48	(0.20)	(0.24)	(0.44)	$14.72	11.01%
Institutional Class
06/30/2025 (Unaudited)	$7.14	0.01 (e)	0.37	0.38	—	—	—	$7.52	5.32% (d)
12/31/2024	$7.30	0.23	0.27	0.50	(0.40)	(0.26)	(0.66)	$7.14	6.82%
12/31/2023	$7.15	0.23	0.52	0.75	(0.42)	(0.18)	(0.60)	$7.30	10.69%
12/31/2022	$9.26	0.20	(1.30)	(1.10)	(0.31)	(0.70)	(1.01)	$7.15	(11.95%)
12/31/2021	$9.67	0.24	0.61	0.85	(0.40)	(0.86)	(1.26)	$9.26	8.85%
12/31/2020	$9.16	0.20	0.82	1.02	(0.27)	(0.24)	(0.51)	$9.67	11.47%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2025 (Unaudited)	$310,799	0.47% (h)	0.42% (h)	(0.16%) (h)	18% (d)
12/31/2024	$300,597	0.47%	0.42%	2.87%	14%
12/31/2023	$296,360	0.47%	0.42%	2.63%	14%
12/31/2022	$311,878	0.47%	0.43%	2.00%	17%
12/31/2021	$422,380	0.47%	0.43%	2.27%	25%
12/31/2020	$370,481	0.47%	0.43%	3.34%	24%
Service Class
06/30/2025 (Unaudited)	$99,679	0.57% (h)	0.52% (h)	(0.26%) (h)	18% (d)
12/31/2024	$111,207	0.57%	0.52%	2.32%	14%
12/31/2023	$143,675	0.57%	0.52%	2.53%	14%
12/31/2022	$182,845	0.57%	0.53%	1.86%	17%
12/31/2021	$268,126	0.57%	0.53%	1.88%	25%
12/31/2020	$328,331	0.57%	0.53%	1.73%	24%
Institutional Class
06/30/2025 (Unaudited)	$36,304	0.12% (h)	0.07% (h)	0.19% (h)	18% (d)
12/31/2024	$48,556	0.12%	0.07%	3.11%	14%
12/31/2023	$55,632	0.12%	0.07%	3.17%	14%
12/31/2022	$51,615	0.12%	0.08%	2.48%	17%
12/31/2021	$61,545	0.12%	0.08%	2.45%	25%
12/31/2020	$72,053	0.12%	0.08%	2.22%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$10.23	(0.01)	0.56	0.55	—	—	—	$10.78	5.38% (d)
12/31/2024	$9.95	0.32	0.37	0.69	(0.30)	(0.11)	(0.41)	$10.23	6.95%
12/31/2023	$9.39	0.26	0.76	1.02	(0.27)	(0.19)	(0.46)	$9.95	10.97%
12/31/2022	$11.70	0.20	(1.71)	(1.51)	(0.21)	(0.59)	(0.80)	$9.39	(12.95%)
12/31/2021	$11.57	0.30	0.76	1.06	(0.28)	(0.65)	(0.93)	$11.70	9.17%
12/31/2020	$10.91	0.46	0.75	1.21	(0.22)	(0.33)	(0.55)	$11.57	11.31%
Service Class
06/30/2025 (Unaudited)	$10.38	(0.02)	0.58	0.56	—	—	—	$10.94	5.39% (d)
12/31/2024	$10.08	0.27	0.41	0.68	(0.27)	(0.11)	(0.38)	$10.38	6.76%
12/31/2023	$9.50	0.28	0.74	1.02	(0.25)	(0.19)	(0.44)	$10.08	10.86%
12/31/2022	$11.81	0.23	(1.76)	(1.53)	(0.19)	(0.59)	(0.78)	$9.50	(12.97%)
12/31/2021	$11.64	0.27	0.79	1.06	(0.24)	(0.65)	(0.89)	$11.81	9.12%
12/31/2020	$10.94	0.20	1.00	1.20	(0.17)	(0.33)	(0.50)	$11.64	11.21%
Institutional Class
06/30/2025 (Unaudited)	$10.22	0.01 (e)	0.57	0.58	—	—	—	$10.80	5.68% (d)
12/31/2024	$9.94	0.35	0.37	0.72	(0.33)	(0.11)	(0.44)	$10.22	7.28%
12/31/2023	$9.40	0.30	0.75	1.05	(0.32)	(0.19)	(0.51)	$9.94	11.30%
12/31/2022	$11.73	0.24	(1.72)	(1.48)	(0.26)	(0.59)	(0.85)	$9.40	(12.61%)
12/31/2021	$11.60	0.35	0.76	1.11	(0.33)	(0.65)	(0.98)	$11.73	9.60%
12/31/2020	$10.92	0.24	1.01	1.25	(0.24)	(0.33)	(0.57)	$11.60	11.72%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2025 (Unaudited)	$422,197	0.47% (h)	0.43% (h)	(0.21%) (h)	24% (d)
12/31/2024	$381,420	0.47%	0.43%	3.07%	17%
12/31/2023	$320,587	0.47%	0.43%	2.67%	27%
12/31/2022	$319,793	0.47%	0.44%	1.93%	30%
12/31/2021	$392,502	0.47%	0.44%	2.51%	26%
12/31/2020	$251,811	0.47%	0.44%	4.11%	34%
Service Class
06/30/2025 (Unaudited)	$9,195	0.57% (h)	0.53% (h)	(0.31%) (h)	24% (d)
12/31/2024	$10,863	0.57%	0.53%	2.55%	17%
12/31/2023	$16,806	0.57%	0.53%	2.89%	27%
12/31/2022	$17,343	0.57%	0.54%	2.22%	30%
12/31/2021	$24,730	0.57%	0.54%	2.23%	26%
12/31/2020	$30,583	0.57%	0.54%	1.86%	34%
Institutional Class
06/30/2025 (Unaudited)	$20,673	0.12% (h)	0.08% (h)	0.14% (h)	24% (d)
12/31/2024	$29,570	0.12%	0.08%	3.42%	17%
12/31/2023	$30,257	0.12%	0.08%	3.06%	27%
12/31/2022	$34,008	0.12%	0.09%	2.28%	30%
12/31/2021	$46,048	0.12%	0.09%	2.90%	26%
12/31/2020	$47,668	0.12%	0.09%	2.23%	34%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$13.71	(0.02)	0.83	0.81	—	—	—	$14.52	5.91% (d)
12/31/2024	$13.40	0.45	0.54	0.99	(0.34)	(0.34)	(0.68)	$13.71	7.33%
12/31/2023	$12.52	0.34	1.13	1.47	(0.31)	(0.28)	(0.59)	$13.40	11.91%
12/31/2022	$15.65	0.26	(2.42)	(2.16)	(0.23)	(0.74)	(0.97)	$12.52	(13.83%)
12/31/2021	$15.50	0.39	1.18	1.57	(0.35)	(1.07)	(1.42)	$15.65	10.16%
12/31/2020	$14.46	0.49	1.23	1.72	(0.27)	(0.41)	(0.68)	$15.50	12.24%
Service Class
06/30/2025 (Unaudited)	$13.72	(0.03)	0.82	0.79	—	—	—	$14.51	5.76% (d)
12/31/2024	$13.38	0.34	0.65	0.99	(0.31)	(0.34)	(0.65)	$13.72	7.34%
12/31/2023	$12.50	0.32	1.13	1.45	(0.29)	(0.28)	(0.57)	$13.38	11.72%
12/31/2022	$15.61	0.23	(2.39)	(2.16)	(0.21)	(0.74)	(0.95)	$12.50	(13.88%)
12/31/2021	$15.44	0.32	1.23	1.55	(0.31)	(1.07)	(1.38)	$15.61	10.09%
12/31/2020	$14.37	0.25	1.44	1.69	(0.21)	(0.41)	(0.62)	$15.44	12.12%
Institutional Class
06/30/2025 (Unaudited)	$5.89	0.00 (e)(f)	0.35	0.35	—	—	—	$6.24	5.94% (d)
12/31/2024	$6.13	0.21	0.27	0.48	(0.38)	(0.34)	(0.72)	$5.89	7.83%
12/31/2023	$6.07	0.20	0.52	0.72	(0.38)	(0.28)	(0.66)	$6.13	12.18%
12/31/2022	$8.20	0.16	(1.26)	(1.10)	(0.29)	(0.74)	(1.03)	$6.07	(13.43%)
12/31/2021	$8.78	0.24	0.68	0.92	(0.43)	(1.07)	(1.50)	$8.20	10.52%
12/31/2020	$8.47	0.20	0.82	1.02	(0.30)	(0.41)	(0.71)	$8.78	12.67%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
06/30/2025 (Unaudited)	$960,942	0.47% (i)	0.44% (i)	(0.27%) (i)	26% (d)
12/31/2024	$799,709	0.47%	0.44%	3.24%	20%
12/31/2023	$577,246	0.47%	0.44%	2.64%	20%
12/31/2022	$541,300	0.47%	0.44%	1.88%	20%
12/31/2021	$655,221	0.47%	0.45%	2.43%	29%
12/31/2020	$509,178	0.47%	0.44%	3.35%	28%
Service Class
06/30/2025 (Unaudited)	$348,493	0.57% (i)	0.54% (i)	(0.37%) (i)	26% (d)
12/31/2024	$392,833	0.57%	0.54%	2.47%	20%
12/31/2023	$463,127	0.57%	0.54%	2.45%	20%
12/31/2022	$541,410	0.57%	0.54%	1.67%	20%
12/31/2021	$764,922	0.57%	0.55%	2.00%	29%
12/31/2020	$901,294	0.57%	0.54%	1.74%	28%
Institutional Class
06/30/2025 (Unaudited)	$144,677	0.12% (i)	0.09% (i)	0.08% (i)	26% (d)
12/31/2024	$174,511	0.12%	0.09%	3.25%	20%
12/31/2023	$178,282	0.12%	0.09%	3.13%	20%
12/31/2022	$180,371	0.12%	0.09%	2.29%	20%
12/31/2021	$188,094	0.12%	0.10%	2.66%	29%
12/31/2020	$198,671	0.12%	0.09%	2.40%	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$10.49	(0.02)	0.69	0.67	—	—	—	$11.16	6.39% (d)
12/31/2024	$10.25	0.36	0.47	0.83	(0.30)	(0.29)	(0.59)	$10.49	8.06%
12/31/2023	$9.56	0.27	0.96	1.23	(0.26)	(0.28)	(0.54)	$10.25	13.07%
12/31/2022	$12.22	0.19	(1.98)	(1.79)	(0.19)	(0.68)	(0.87)	$9.56	(14.62%)
12/31/2021	$11.94	0.35	1.03	1.38	(0.32)	(0.78)	(1.10)	$12.22	11.60%
12/31/2020	$11.24	0.53	0.84	1.37	(0.22)	(0.45)	(0.67)	$11.94	12.61%
Service Class
06/30/2025 (Unaudited)	$10.65	(0.02)	0.69	0.67	—	—	—	$11.32	6.29% (d)
12/31/2024	$10.38	0.29	0.54	0.83	(0.27)	(0.29)	(0.56)	$10.65	7.98%
12/31/2023	$9.67	0.26	0.97	1.23	(0.24)	(0.28)	(0.52)	$10.38	12.93%
12/31/2022	$12.34	0.19	(2.01)	(1.82)	(0.17)	(0.68)	(0.85)	$9.67	(14.72%)
12/31/2021	$12.02	0.30	1.08	1.38	(0.28)	(0.78)	(1.06)	$12.34	11.54%
12/31/2020	$11.28	0.22	1.15	1.37	(0.18)	(0.45)	(0.63)	$12.02	12.50%
Institutional Class
06/30/2025 (Unaudited)	$10.51	0.00 (e)(f)	0.69	0.69	—	—	—	$11.20	6.57% (d)
12/31/2024	$10.25	0.37	0.51	0.88	(0.33)	(0.29)	(0.62)	$10.51	8.54%
12/31/2023	$9.58	0.30	0.96	1.26	(0.31)	(0.28)	(0.59)	$10.25	13.34%
12/31/2022	$12.26	0.24	(1.99)	(1.75)	(0.25)	(0.68)	(0.93)	$9.58	(14.29%)
12/31/2021	$11.98	0.38	1.05	1.43	(0.37)	(0.78)	(1.15)	$12.26	12.00%
12/31/2020	$11.26	0.24	1.17	1.41	(0.24)	(0.45)	(0.69)	$11.98	12.99%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
06/30/2025 (Unaudited)	$840,738	0.47% (i)	0.45% (i)	(0.32%) (i)	24% (d)
12/31/2024	$639,666	0.47%	0.45%	3.38%	13%
12/31/2023	$406,535	0.47%	0.45%	2.70%	26%
12/31/2022	$332,604	0.47%	0.45%	1.77%	26%
12/31/2021	$368,130	0.47%	0.45%	2.75%	25%
12/31/2020	$227,945	0.47%	0.45%	4.60%	35%
Service Class
06/30/2025 (Unaudited)	$31,809	0.57% (i)	0.55% (i)	(0.42%) (i)	24% (d)
12/31/2024	$34,979	0.57%	0.55%	2.67%	13%
12/31/2023	$36,594	0.57%	0.55%	2.56%	26%
12/31/2022	$35,169	0.57%	0.55%	1.82%	26%
12/31/2021	$46,395	0.57%	0.55%	2.39%	25%
12/31/2020	$46,337	0.57%	0.55%	2.01%	35%
Institutional Class
06/30/2025 (Unaudited)	$74,964	0.12% (i)	0.10% (i)	0.03% (i)	24% (d)
12/31/2024	$88,197	0.12%	0.10%	3.46%	13%
12/31/2023	$73,954	0.12%	0.10%	3.00%	26%
12/31/2022	$64,855	0.12%	0.10%	2.22%	26%
12/31/2021	$76,991	0.12%	0.10%	3.03%	25%
12/31/2020	$66,143	0.12%	0.10%	2.16%	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$13.78	(0.03)	0.99	0.96	—	—	—	$14.74	6.97% (d)
12/31/2024	$13.38	0.42	0.81	1.23	(0.30)	(0.53)	(0.83)	$13.78	9.19%
12/31/2023	$12.22	0.31	1.43	1.74	(0.26)	(0.32)	(0.58)	$13.38	14.40%
12/31/2022	$15.70	0.24	(2.69)	(2.45)	(0.19)	(0.84)	(1.03)	$12.22	(15.62%)
12/31/2021	$15.17	0.46	1.57	2.03	(0.37)	(1.13)	(1.50)	$15.70	13.46%
12/31/2020	$14.18	0.48	1.33	1.81	(0.25)	(0.57)	(0.82)	$15.17	13.30%
Service Class
06/30/2025 (Unaudited)	$13.57	(0.03)	0.97	0.94	—	—	—	$14.51	6.93% (d)
12/31/2024	$13.18	0.34	0.85	1.19	(0.27)	(0.53)	(0.80)	$13.57	9.06%
12/31/2023	$12.03	0.30	1.40	1.70	(0.23)	(0.32)	(0.55)	$13.18	14.32%
12/31/2022	$15.46	0.20	(2.62)	(2.42)	(0.17)	(0.84)	(1.01)	$12.03	(15.70%)
12/31/2021	$14.94	0.36	1.62	1.98	(0.33)	(1.13)	(1.46)	$15.46	13.34%
12/31/2020	$13.93	0.24	1.54	1.78	(0.20)	(0.57)	(0.77)	$14.94	13.29%
Institutional Class
06/30/2025 (Unaudited)	$5.44	(0.00) (e)	0.39	0.39	—	—	—	$5.83	7.17% (d)
12/31/2024	$5.77	0.20	0.35	0.55	(0.35)	(0.53)	(0.88)	$5.44	9.54%
12/31/2023	$5.61	0.17	0.64	0.81	(0.33)	(0.32)	(0.65)	$5.77	14.91%
12/31/2022	$7.92	0.14	(1.34)	(1.20)	(0.27)	(0.84)	(1.11)	$5.61	(15.29%)
12/31/2021	$8.36	0.24	0.90	1.14	(0.45)	(1.13)	(1.58)	$7.92	13.83%
12/31/2020	$8.17	0.18	0.87	1.05	(0.29)	(0.57)	(0.86)	$8.36	13.84%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2025 (Unaudited)	$956,616	0.47% (h)	0.46% (h)	(0.38%) (h)	30% (d)
12/31/2024	$775,753	0.47%	0.46%	2.98%	16%
12/31/2023	$574,908	0.47%	0.46%	2.41%	23%
12/31/2022	$487,896	0.47%	0.46%	1.75%	22%
12/31/2021	$549,911	0.47%	0.46%	2.84%	29%
12/31/2020	$423,605	0.47%	0.46%	3.40%	24%
Service Class
06/30/2025 (Unaudited)	$510,169	0.57% (h)	0.56% (h)	(0.47%) (h)	30% (d)
12/31/2024	$524,495	0.57%	0.56%	2.49%	16%
12/31/2023	$566,915	0.57%	0.56%	2.38%	23%
12/31/2022	$607,917	0.57%	0.56%	1.47%	22%
12/31/2021	$848,269	0.57%	0.56%	2.26%	29%
12/31/2020	$934,399	0.57%	0.56%	1.78%	24%
Institutional Class
06/30/2025 (Unaudited)	$208,979	0.12% (h)	0.11% (h)	(0.03%) (h)	30% (d)
12/31/2024	$245,015	0.12%	0.11%	3.29%	16%
12/31/2023	$211,088	0.12%	0.11%	2.97%	23%
12/31/2022	$192,523	0.12%	0.11%	2.16%	22%
12/31/2021	$209,808	0.12%	0.11%	2.77%	29%
12/31/2020	$206,898	0.12%	0.11%	2.28%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$10.62	(0.02)	0.82	0.80	—	—	—	$11.42	7.53% (d)
12/31/2024	$10.28	0.32	0.72	1.04	(0.28)	(0.42)	(0.70)	$10.62	10.19%
12/31/2023	$9.38	0.25	1.21	1.46	(0.24)	(0.32)	(0.56)	$10.28	15.73%
12/31/2022	$12.40	0.17	(2.19)	(2.02)	(0.17)	(0.83)	(1.00)	$9.38	(16.30%)
12/31/2021	$11.89	0.40	1.39	1.79	(0.36)	(0.92)	(1.28)	$12.40	15.11%
12/31/2020	$11.19	0.57	0.88	1.45	(0.21)	(0.54)	(0.75)	$11.89	13.60%
Service Class
06/30/2025 (Unaudited)	$10.80	(0.03)	0.84	0.81	—	—	—	$11.61	7.50% (d)
12/31/2024	$10.43	0.25	0.79	1.04	(0.25)	(0.42)	(0.67)	$10.80	10.06%
12/31/2023	$9.50	0.23	1.23	1.46	(0.21)	(0.32)	(0.53)	$10.43	15.61%
12/31/2022	$12.53	0.18	(2.23)	(2.05)	(0.15)	(0.83)	(0.98)	$9.50	(16.41%)
12/31/2021	$11.98	0.35	1.44	1.79	(0.32)	(0.92)	(1.24)	$12.53	14.97%
12/31/2020	$11.24	0.22	1.23	1.45	(0.17)	(0.54)	(0.71)	$11.98	13.53%
Institutional Class
06/30/2025 (Unaudited)	$10.71	(0.00) (e)	0.83	0.83	—	—	—	$11.54	7.75% (d)
12/31/2024	$10.36	0.38	0.70	1.08	(0.31)	(0.42)	(0.73)	$10.71	10.51%
12/31/2023	$9.46	0.29	1.21	1.50	(0.28)	(0.32)	(0.60)	$10.36	16.10%
12/31/2022	$12.51	0.21	(2.21)	(2.00)	(0.22)	(0.83)	(1.05)	$9.46	(16.00%)
12/31/2021	$11.99	0.42	1.43	1.85	(0.41)	(0.92)	(1.33)	$12.51	15.52%
12/31/2020	$11.26	0.23	1.27	1.50	(0.23)	(0.54)	(0.77)	$11.99	14.01%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2025 (Unaudited)	$624,956	0.47% (h)	0.46% (h)	(0.42%) (h)	29% (d)
12/31/2024	$496,463	0.47%	0.46%	2.95%	12%
12/31/2023	$336,555	0.47%	0.46%	2.52%	19%
12/31/2022	$252,781	0.47%	0.46%	1.65%	24%
12/31/2021	$260,810	0.47%	0.46%	3.12%	24%
12/31/2020	$156,385	0.47%	0.46%	5.03%	30%
Service Class
06/30/2025 (Unaudited)	$24,839	0.57% (h)	0.56% (h)	(0.52%) (h)	29% (d)
12/31/2024	$25,005	0.57%	0.56%	2.24%	12%
12/31/2023	$25,253	0.57%	0.56%	2.27%	19%
12/31/2022	$25,728	0.57%	0.56%	1.67%	24%
12/31/2021	$38,173	0.57%	0.56%	2.66%	24%
12/31/2020	$40,091	0.57%	0.56%	2.05%	30%
Institutional Class
06/30/2025 (Unaudited)	$56,712	0.12% (h)	0.11% (h)	(0.07%) (h)	29% (d)
12/31/2024	$70,765	0.12%	0.11%	3.46%	12%
12/31/2023	$55,535	0.12%	0.11%	2.85%	19%
12/31/2022	$44,836	0.12%	0.11%	1.99%	24%
12/31/2021	$58,214	0.12%	0.11%	3.22%	24%
12/31/2020	$47,103	0.12%	0.11%	2.18%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$14.13	(0.03)	1.16	1.13	—	—	—	$15.26	8.00% (d)
12/31/2024	$13.56	0.39	1.07	1.46	(0.27)	(0.62)	(0.89)	$14.13	10.82%
12/31/2023	$12.15	0.29	1.72	2.01	(0.23)	(0.37)	(0.60)	$13.56	16.73%
12/31/2022	$15.97	0.22	(2.90)	(2.68)	(0.18)	(0.96)	(1.14)	$12.15	(16.82%)
12/31/2021	$15.17	0.53	1.89	2.42	(0.41)	(1.21)	(1.62)	$15.97	16.02%
12/31/2020	$14.16	0.53	1.35	1.88	(0.24)	(0.63)	(0.87)	$15.17	13.89%
Service Class
06/30/2025 (Unaudited)	$13.40	(0.04)	1.11	1.07	—	—	—	$14.47	7.99% (d)
12/31/2024	$12.89	0.32	1.06	1.38	(0.25)	(0.62)	(0.87)	$13.40	10.75%
12/31/2023	$11.57	0.26	1.63	1.89	(0.20)	(0.37)	(0.57)	$12.89	16.57%
12/31/2022	$15.26	0.17	(2.75)	(2.58)	(0.15)	(0.96)	(1.11)	$11.57	(16.92%)
12/31/2021	$14.54	0.39	1.91	2.30	(0.37)	(1.21)	(1.58)	$15.26	15.91%
12/31/2020	$13.57	0.22	1.57	1.79	(0.19)	(0.63)	(0.82)	$14.54	13.81%
Institutional Class
06/30/2025 (Unaudited)	$5.61	(0.00) (e)	0.46	0.46	—	—	—	$6.07	8.20% (d)
12/31/2024	$5.90	0.19	0.47	0.66	(0.33)	(0.62)	(0.95)	$5.61	11.17%
12/31/2023	$5.63	0.17	0.77	0.94	(0.30)	(0.37)	(0.67)	$5.90	17.19%
12/31/2022	$8.19	0.14	(1.49)	(1.35)	(0.25)	(0.96)	(1.21)	$5.63	(16.54%)
12/31/2021	$8.51	0.28	1.10	1.38	(0.49)	(1.21)	(1.70)	$8.19	16.39%
12/31/2020	$8.32	0.19	0.91	1.10	(0.28)	(0.63)	(0.91)	$8.51	14.33%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2025 (Unaudited)	$698,827	0.47% (h)	0.47% (h)	(0.44%) (h)	32% (d)
12/31/2024	$577,099	0.47%	0.47%	2.69%	15%
12/31/2023	$431,493	0.47%	0.47%	2.27%	19%
12/31/2022	$322,379	0.47%	0.47%	1.66%	21%
12/31/2021	$324,585	0.47%	0.47%	3.19%	29%
12/31/2020	$225,206	0.47%	0.46%	3.78%	23%
Service Class
06/30/2025 (Unaudited)	$361,340	0.57% (h)	0.57% (h)	(0.54%) (h)	32% (d)
12/31/2024	$370,445	0.57%	0.57%	2.32%	15%
12/31/2023	$385,495	0.57%	0.57%	2.15%	19%
12/31/2022	$397,179	0.57%	0.57%	1.34%	21%
12/31/2021	$572,549	0.57%	0.57%	2.50%	29%
12/31/2020	$589,841	0.57%	0.56%	1.69%	23%
Institutional Class
06/30/2025 (Unaudited)	$157,526	0.12% (h)	0.12% (h)	(0.09%) (h)	32% (d)
12/31/2024	$186,514	0.12%	0.12%	3.01%	15%
12/31/2023	$161,066	0.12%	0.12%	2.80%	19%
12/31/2022	$136,504	0.12%	0.12%	2.05%	21%
12/31/2021	$151,185	0.12%	0.12%	3.11%	29%
12/31/2020	$147,820	0.12%	0.11%	2.39%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$11.23	(0.03)	0.96	0.93	—	—	—	$12.16	8.28% (d)
12/31/2024	$10.83	0.32	0.88	1.20	(0.28)	(0.52)	(0.80)	$11.23	11.14%
12/31/2023	$9.76	0.25	1.39	1.64	(0.23)	(0.34)	(0.57)	$10.83	17.05%
12/31/2022	$12.96	0.19	(2.39)	(2.20)	(0.17)	(0.83)	(1.00)	$9.76	(16.95%)
12/31/2021	$12.37	0.47	1.52	1.99	(0.40)	(1.00)	(1.40)	$12.96	16.15%
12/31/2020	$11.62	0.59	0.95	1.54	(0.22)	(0.57)	(0.79)	$12.37	13.96%
Service Class
06/30/2025 (Unaudited)	$11.40	(0.03)	0.98	0.95	—	—	—	$12.35	8.33% (d)
12/31/2024	$10.97	0.27	0.93	1.20	(0.25)	(0.52)	(0.77)	$11.40	11.02%
12/31/2023	$9.87	0.26	1.38	1.64	(0.20)	(0.34)	(0.54)	$10.97	16.86%
12/31/2022	$13.08	0.16	(2.39)	(2.23)	(0.15)	(0.83)	(0.98)	$9.87	(17.07%)
12/31/2021	$12.44	0.37	1.62	1.99	(0.35)	(1.00)	(1.35)	$13.08	16.06%
12/31/2020	$11.66	0.21	1.32	1.53	(0.18)	(0.57)	(0.75)	$12.44	13.79%
Institutional Class
06/30/2025 (Unaudited)	$11.29	(0.01)	0.97	0.96	—	—	—	$12.25	8.50% (d)
12/31/2024	$10.88	0.36	0.88	1.24	(0.31)	(0.52)	(0.83)	$11.29	11.49%
12/31/2023	$9.81	0.32	1.36	1.68	(0.27)	(0.34)	(0.61)	$10.88	17.43%
12/31/2022	$13.03	0.20	(2.37)	(2.17)	(0.22)	(0.83)	(1.05)	$9.81	(16.65%)
12/31/2021	$12.43	0.47	1.58	2.05	(0.45)	(1.00)	(1.45)	$13.03	16.56%
12/31/2020	$11.66	0.24	1.34	1.58	(0.24)	(0.57)	(0.81)	$12.43	14.30%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2025 (Unaudited)	$418,080	0.47% (g)	0.47% (g)	(0.45%) (g)	30% (d)
12/31/2024	$340,307	0.47%	0.47%	2.74%	12%
12/31/2023	$240,701	0.47%	0.47%	2.43%	12%
12/31/2022	$144,747	0.47%	0.47%	1.76%	20%
12/31/2021	$123,992	0.47%	0.47%	3.45%	24%
12/31/2020	$61,877	0.47%	0.46%	5.04%	31%
Service Class
06/30/2025 (Unaudited)	$21,984	0.57% (g)	0.57% (g)	(0.55%) (g)	30% (d)
12/31/2024	$22,694	0.57%	0.57%	2.34%	12%
12/31/2023	$23,385	0.57%	0.57%	2.44%	12%
12/31/2022	$22,872	0.57%	0.57%	1.42%	20%
12/31/2021	$33,950	0.57%	0.57%	2.72%	24%
12/31/2020	$34,760	0.57%	0.56%	1.93%	31%
Institutional Class
06/30/2025 (Unaudited)	$52,476	0.12% (g)	0.12% (g)	(0.10%) (g)	30% (d)
12/31/2024	$61,377	0.12%	0.12%	3.12%	12%
12/31/2023	$46,790	0.12%	0.12%	3.02%	12%
12/31/2022	$35,495	0.12%	0.12%	1.81%	20%
12/31/2021	$43,569	0.12%	0.12%	3.47%	24%
12/31/2020	$35,250	0.12%	0.11%	2.17%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$18.29	(0.04)	1.59	1.55	—	—	—	$19.84	8.47% (d)
12/31/2024	$17.17	0.52	1.37	1.89	(0.22)	(0.55)	(0.77)	$18.29	11.10%
12/31/2023	$15.20	0.37	2.20	2.57	(0.20)	(0.40)	(0.60)	$17.17	17.06%
12/31/2022	$19.79	0.28	(3.67)	(3.39)	(0.16)	(1.04)	(1.20)	$15.20	(17.13%)
12/31/2021	$18.56	0.69	2.29	2.98	(0.43)	(1.32)	(1.75)	$19.79	16.10%
12/31/2020	$17.21	0.57	1.73	2.30	(0.24)	(0.71)	(0.95)	$18.56	13.96%
Service Class
06/30/2025 (Unaudited)	$17.58	(0.05)	1.53	1.48	—	—	—	$19.06	8.42% (d)
12/31/2024	$16.52	0.37	1.44	1.81	(0.20)	(0.55)	(0.75)	$17.58	11.00%
12/31/2023	$14.64	0.33	2.12	2.45	(0.17)	(0.40)	(0.57)	$16.52	16.88%
12/31/2022	$19.08	0.22	(3.49)	(3.27)	(0.13)	(1.04)	(1.17)	$14.64	(17.16%)
12/31/2021	$17.93	0.50	2.36	2.86	(0.39)	(1.32)	(1.71)	$19.08	15.94%
12/31/2020	$16.63	0.28	1.92	2.20	(0.19)	(0.71)	(0.90)	$17.93	13.81%
Institutional Class
06/30/2025 (Unaudited)	$4.55	(0.00) (e)	0.40	0.40	—	—	—	$4.95	8.79% (d)
12/31/2024	$4.85	0.16	0.38	0.54	(0.29)	(0.55)	(0.84)	$4.55	11.41%
12/31/2023	$4.73	0.14	0.67	0.81	(0.29)	(0.40)	(0.69)	$4.85	17.52%
12/31/2022	$7.24	0.12	(1.34)	(1.22)	(0.25)	(1.04)	(1.29)	$4.73	(16.90%)
12/31/2021	$7.81	0.26	1.03	1.29	(0.54)	(1.32)	(1.86)	$7.24	16.54%
12/31/2020	$7.81	0.17	0.84	1.01	(0.30)	(0.71)	(1.01)	$7.81	14.33%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2025 (Unaudited)	$255,207	0.47% (h)	0.47% (h)	(0.46%) (h)	32% (d)
12/31/2024	$209,285	0.47%	0.47%	2.83%	15%
12/31/2023	$142,460	0.47%	0.47%	2.30%	19%
12/31/2022	$93,973	0.47%	0.47%	1.69%	22%
12/31/2021	$85,259	0.47%	0.47%	3.39%	32%
12/31/2020	$55,218	0.47%	0.46%	3.38%	28%
Service Class
06/30/2025 (Unaudited)	$240,321	0.57% (h)	0.57% (h)	(0.56%) (h)	32% (d)
12/31/2024	$240,746	0.57%	0.57%	2.09%	15%
12/31/2023	$236,790	0.57%	0.57%	2.10%	19%
12/31/2022	$230,635	0.57%	0.57%	1.36%	22%
12/31/2021	$309,711	0.57%	0.57%	2.58%	32%
12/31/2020	$303,106	0.57%	0.56%	1.75%	28%
Institutional Class
06/30/2025 (Unaudited)	$147,378	0.12% (h)	0.12% (h)	(0.11%) (h)	32% (d)
12/31/2024	$157,897	0.12%	0.12%	3.10%	15%
12/31/2023	$123,224	0.12%	0.12%	2.82%	19%
12/31/2022	$92,095	0.12%	0.12%	1.99%	22%
12/31/2021	$100,392	0.12%	0.12%	3.06%	32%
12/31/2020	$96,602	0.12%	0.11%	2.34%	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$10.75	(0.02)	0.95	0.93	—	—	—	$11.68	8.65% (d)
12/31/2024	$10.32	0.33	0.79	1.12	(0.26)	(0.43)	(0.69)	$10.75	10.90%
12/31/2023	$9.26	0.27	1.28	1.55	(0.25)	(0.24)	(0.49)	$10.32	16.97%
12/31/2022	$12.19	0.19	(2.27)	(2.08)	(0.21)	(0.64)	(0.85)	$9.26	(17.10%)
12/31/2021	$11.42	0.51	1.30	1.81	(0.44)	(0.60)	(1.04)	$12.19	15.89%
12/31/2020	$10.58	0.55	0.89	1.44	(0.31)	(0.29)	(0.60)	$11.42	13.93%
Service Class
06/30/2025 (Unaudited)	$10.85	(0.03)	0.96	0.93	—	—	—	$11.78	8.57% (d)
12/31/2024	$10.39	0.27	0.85	1.12	(0.23)	(0.43)	(0.66)	$10.85	10.81%
12/31/2023	$9.31	0.31	1.24	1.55	(0.23)	(0.24)	(0.47)	$10.39	16.89%
12/31/2022	$12.25	0.19	(2.29)	(2.10)	(0.20)	(0.64)	(0.84)	$9.31	(17.15%)
12/31/2021	$11.46	0.52	1.28	1.80	(0.41)	(0.60)	(1.01)	$12.25	15.69%
12/31/2020	$10.59	0.72	0.72	1.44	(0.28)	(0.29)	(0.57)	$11.46	13.90%
Institutional Class
06/30/2025 (Unaudited)	$10.82	(0.01)	0.97	0.96	—	—	—	$11.78	8.87% (d)
12/31/2024	$10.37	0.38	0.79	1.17	(0.29)	(0.43)	(0.72)	$10.82	11.33%
12/31/2023	$9.31	0.30	1.29	1.59	(0.29)	(0.24)	(0.53)	$10.37	17.35%
12/31/2022	$12.23	0.26	(2.32)	(2.06)	(0.22)	(0.64)	(0.86)	$9.31	(16.84%)
12/31/2021	$11.46	0.50	1.36	1.86	(0.49)	(0.60)	(1.09)	$12.23	16.26%
12/31/2020	$10.59	0.75	0.74	1.49	(0.33)	(0.29)	(0.62)	$11.46	14.40%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Investor Class
06/30/2025 (Unaudited)	$95,504	0.47% (g)	0.47% (g)	(0.46%) (g)	37% (d)
12/31/2024	$70,255	0.47%	0.47%	2.97%	18%
12/31/2023	$40,984	0.47%	0.47%	2.79%	17%
12/31/2022	$18,430	0.47%	0.47%	1.83%	32%
12/31/2021	$14,125	0.47%	0.47%	4.02%	46%
12/31/2020	$3,333	0.47%	0.46%	4.99%	116%
Service Class
06/30/2025 (Unaudited)	$2,799	0.57% (g)	0.57% (g)	(0.56%) (g)	37% (d)
12/31/2024	$2,098	0.57%	0.57%	2.43%	18%
12/31/2023	$1,727	0.57%	0.57%	3.09%	17%
12/31/2022	$830	0.57%	0.57%	1.89%	32%
12/31/2021	$805	0.57%	0.57%	4.12%	46%
12/31/2020	$98	0.57%	0.54%	7.14%	116%
Institutional Class
06/30/2025 (Unaudited)	$13,967	0.12% (g)	0.12% (g)	(0.11%) (g)	37% (d)
12/31/2024	$19,066	0.12%	0.12%	3.43%	18%
12/31/2023	$11,065	0.12%	0.12%	2.98%	17%
12/31/2022	$6,786	0.12%	0.12%	2.57%	32%
12/31/2021	$3,245	0.12%	0.12%	3.97%	46%
12/31/2020	$1,888	0.12%	0.11%	7.02%	116%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2065 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2025 (Unaudited)(d)	$10.00	(0.02)	1.01	0.99	-	-	-	$10.99	9.90% (e)
Service Class
06/30/2025 (Unaudited)(d)	$10.00	(0.02)	1.01	0.99	-	-	-	$10.99	9.90% (e)
Institutional Class
06/30/2025 (Unaudited)(d)	$10.00	(0.01)	1.02	1.01	-	-	-	$11.01	10.10% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment loss to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)(d)	$11	0.47%(h)	0.47%(h)	(0.44%)(h)	25%(e)
Service Class
06/30/2025 (Unaudited)(d)	$11	0.57%(h)	0.47%(h)	(0.50%)(h)	25%(e)
Institutional Class
06/30/2025 (Unaudited)(d)	$11	0.12%(h)	0.12%(h)	(0.10%)(h)	25%(e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on January 10, 2025.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Investment Objectives
Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund - seeks income and secondarily, capital growth.
Empower Lifetime 2030 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2035 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2040 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2045 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2050 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2055 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2060 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2060, the Fund seeks income and secondarily, capital growth.
Empower Lifetime 2065 Fund - seeks capital appreciation and income consistent with its current asset allocation. After 2065, the Fund seeks income and secondarily, capital growth.
The Funds each offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (''U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,  Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2025

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2025, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carry forwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Semi-Annual Report - June 30, 2025

Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at NAV and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Lifetime 2015 Fund	$491,035,939	$16,979,108	$(61,066,535)	$(44,087,427)
Empower Lifetime 2020 Fund	505,116,980	15,505,324	(68,393,540)	(52,888,216)
Empower Lifetime 2025 Fund	1,588,324,267	59,976,916	(193,643,636)	(133,666,720)
Empower Lifetime 2030 Fund	995,503,157	43,323,733	(90,971,358)	(47,647,625)
Empower Lifetime 2035 Fund	1,766,561,453	95,243,362	(185,389,845)	(90,146,483)
Empower Lifetime 2040 Fund	725,628,763	43,580,921	(62,435,107)	(18,854,186)
Empower Lifetime 2045 Fund	1,194,789,476	81,963,092	(58,578,189)	23,384,903
Empower Lifetime 2050 Fund	490,071,580	37,880,648	(35,223,898)	2,656,750
Empower Lifetime 2055 Fund	621,718,813	47,975,875	(26,544,246)	21,431,629
Empower Lifetime 2060 Fund	110,199,652	7,471,902	(5,359,642)	2,112,260
Empower Lifetime 2065 Fund	30,182	2,851	(46)	2,805
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds have entered into an investment advisory agreement with, ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. ECM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America.  Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Service Class of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by ECM in consideration for ECM providing initial capital to the Funds.

Semi-Annual Report - June 30, 2025

Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $833,000 for the fiscal period ended June 30, 2025.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2025, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 46.49%
Empower Bond Index Fund Institutional Class	4,917,502	$47,212,156	$1,922,086	$11,589,237	$(2,236,578)	$3,958,709	$-	$-	$41,503,714
Empower Core Bond Fund Institutional Class	2,913,487	23,176,307	3,909,965	3,707,019	(611,854)	1,501,925	-	-	24,881,178
Empower Global Bond Fund Institutional Class	2,433,012	25,135,848	951,791	9,426,758	(1,351,993)	2,803,213	-	-	19,464,094
Empower High Yield Bond Fund Institutional Class	1,223,425	13,248,131	723,645	1,597,426	166,892	471,609	-	-	12,845,959
Empower Inflation-Protected Securities Fund Institutional Class	6,384,698	61,999,661	3,058,722	10,077,334	(979,194)	3,822,023	-	-	58,803,072
Empower Multi-Sector Bond Fund Institutional Class	2,918,276	18,783,010	7,810,083	3,265,307	(408,556)	1,331,650	-	-	24,659,436
Empower Short Duration Bond Fund Institutional Class	2,613,101	26,624,264	1,723,897	3,728,647	(119,029)	936,614	-	-	25,556,128
					(5,540,312)	14,825,743	0	0	207,713,581
EQUITY MUTUAL FUNDS 38.80%
Empower Emerging Markets Equity Fund Institutional Class	440,504	6,583,574	235,395	3,119,715	(207,411)	987,704	-	-	4,686,958
Empower International Growth Fund Institutional Class	815,600	8,930,431	372,262	2,198,815	(290,315)	1,207,085	-	-	8,310,963
Empower International Index Fund Institutional Class	1,423,057	19,147,407	793,654	5,463,406	255,325	3,210,938	-	-	17,688,593
Empower International Value Fund Institutional Class	931,452	10,210,841	420,127	3,407,856	(17,132)	2,110,032	-	-	9,333,144
Empower Large Cap Growth Fund Institutional Class	1,002,712	17,227,389	625,377	5,103,273	949,522	(55,159)	-	-	12,694,334

Semi-Annual Report - June 30, 2025

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
Empower Large Cap Value Fund Institutional Class	1,942,510	$18,904,970	$677,525	$8,617,515	$(1,432,246)	$2,516,037	$-	$-	$13,481,017
Empower Mid Cap Value Fund Institutional Class	1,688,411	8,119,580	7,464,500	1,588,360	(85,900)	389,538	-	-	14,385,258
Empower Real Estate Index Fund Institutional Class	1,446,086	4,040,781	9,054,118	1,322,497	(186,923)	99,963	-	-	11,872,365
Empower S&P 500® Index Fund Institutional Class	6,230,003	36,134,608	27,863,027	7,049,776	(610,918)	4,230,775	-	-	61,178,634
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	15,479,930	263,330	16,114,184	(529,528)	370,924	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	6,712,546	114,456	7,065,910	(506,194)	238,908	-	-	-
Empower Small Cap Growth Fund Institutional Class	186,407	643,591	1,519,208	225,118	(41,025)	71,788	-	-	2,009,469
Empower Small Cap Value Fund Institutional Class	675,113	3,625,951	1,443,898	670,461	(148,574)	56,358	-	-	4,455,746
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,467,799	7,396,485	6,938,981	2,223,710	(838,139)	1,090,968	-	-	13,202,724
					(3,689,458)	16,525,859	0	0	173,299,205
FIXED INTEREST CONTRACT 13.27%
Empower of America Contract	59,289,001	61,921,336	4,820,960	8,024,055	-	-	570,760	-	59,289,001
					0	0	570,760	0	59,289,001
				Total	$(9,229,770)	$31,351,602	$570,760	$0	$440,301,787
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 44.48%
Empower Bond Index Fund Institutional Class	5,274,336	$46,453,323	$4,510,573	$9,931,496	$(1,710,786)	$3,483,000	$-	$-	$44,515,400
Empower Core Bond Fund Institutional Class	3,129,251	22,833,492	5,076,679	2,602,309	(497,214)	1,415,944	-	-	26,723,806
Empower Global Bond Fund Institutional Class	2,487,256	23,109,052	2,131,674	7,890,479	(1,151,490)	2,547,803	-	-	19,898,050
Empower High Yield Bond Fund Institutional Class	1,335,338	13,062,179	1,541,269	1,288,627	(44,149)	706,229	-	-	14,021,050
Empower Inflation-Protected Securities Fund Institutional Class	5,198,505	45,390,820	5,295,986	5,836,124	(855,223)	3,027,554	-	-	47,878,236
Empower Multi-Sector Bond Fund Institutional Class	3,104,126	18,470,444	8,701,954	2,292,539	(407,800)	1,350,006	-	-	26,229,865
Empower Short Duration Bond Fund Institutional Class	2,231,268	20,161,118	2,869,346	1,959,171	(99,742)	750,505	-	-	21,821,798
					(4,766,404)	13,281,041	0	0	201,088,205

Semi-Annual Report - June 30, 2025

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
EQUITY MUTUAL FUNDS 42.56%
Empower Emerging Markets Equity Fund Institutional Class	526,997	$7,161,052	$631,128	$2,817,146	$255,015	$632,214	$-	$-	$5,607,248
Empower International Growth Fund Institutional Class	944,935	9,438,538	940,025	1,780,417	(32,472)	1,030,740	-	-	9,628,886
Empower International Index Fund Institutional Class	1,651,035	20,200,606	1,998,400	5,527,386	(71,330)	3,850,741	-	-	20,522,361
Empower International Value Fund Institutional Class	1,082,127	10,755,448	1,058,375	3,359,540	(107,671)	2,388,634	-	-	10,842,917
Empower Large Cap Growth Fund Institutional Class	1,097,083	17,078,854	1,521,302	4,238,436	1,420,139	(472,646)	-	-	13,889,074
Empower Large Cap Value Fund Institutional Class	2,126,910	18,761,249	1,648,436	7,952,201	(1,184,253)	2,303,273	-	-	14,760,757
Empower Mid Cap Value Fund Institutional Class	1,829,278	8,031,418	8,194,403	1,026,373	(56,164)	386,003	-	-	15,585,451
Empower Real Estate Index Fund Institutional Class	1,505,705	3,743,876	9,361,996	699,734	(36,360)	(44,303)	-	-	12,361,835
Empower S&P 500® Index Fund Institutional Class	6,823,513	35,840,675	31,551,058	4,620,608	(401,718)	4,235,773	-	-	67,006,898
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	15,405,492	781,676	16,208,598	(191,684)	21,430	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	7,411,559	377,939	7,771,928	(286,728)	(17,570)	-	-	-
Empower Small Cap Growth Fund Institutional Class	226,785	715,788	1,815,809	134,190	(7,605)	47,339	-	-	2,444,746
Empower Small Cap Value Fund Institutional Class	819,939	3,959,709	1,942,128	434,624	(41,611)	(55,614)	-	-	5,411,599
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,680,770	7,321,549	7,638,299	1,331,930	(437,057)	714,202	-	-	14,342,120
					(1,179,499)	15,020,216	0	0	192,403,892
FIXED INTEREST CONTRACT 11.23%
Empower of America Contract	50,742,815	47,035,647	7,445,506	4,190,773	-	-	452,435	-	50,742,815
					0	0	452,435	0	50,742,815
				Total	$(5,945,903)	$28,301,257	$452,435	$0	$444,234,912
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 39.85%
Empower Bond Index Fund Institutional Class	17,462,208	$152,919,271	$14,747,458	$33,193,642	$(7,044,772)	$12,907,947	$-	$-	$147,381,034
Empower Core Bond Fund Institutional Class	10,349,936	75,323,233	17,867,400	9,720,950	(1,877,860)	4,918,770	-	-	88,388,453
Empower Global Bond Fund Institutional Class	7,514,909	72,394,434	6,486,993	27,017,828	(3,935,836)	8,255,675	-	-	60,119,274

Semi-Annual Report - June 30, 2025

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
Empower High Yield Bond Fund Institutional Class	4,259,657	$43,126,618	$4,314,737	$4,512,105	$341,702	$1,797,148	$-	$-	$44,726,398
Empower Inflation-Protected Securities Fund Institutional Class	10,752,193	111,186,783	10,316,297	31,686,787	(4,235,952)	9,211,408	-	-	99,027,701
Empower Multi-Sector Bond Fund Institutional Class	10,050,831	60,917,167	27,948,836	8,140,152	(1,117,395)	4,203,670	-	-	84,929,521
Empower Short Duration Bond Fund Institutional Class	5,610,027	51,610,625	7,090,892	5,824,963	(329,678)	1,989,508	-	-	54,866,062
					(18,199,791)	43,284,126	0	0	579,438,443
EQUITY MUTUAL FUNDS 49.20%
Empower Emerging Markets Equity Fund Institutional Class	2,122,727	28,077,491	2,465,141	12,253,060	(752,017)	4,296,247	-	-	22,585,819
Empower International Growth Fund Institutional Class	3,682,304	35,734,111	3,581,005	7,141,368	(1,522,546)	5,348,929	-	-	37,522,677
Empower International Index Fund Institutional Class	6,424,642	76,652,652	7,617,487	15,975,520	2,940,240	11,563,686	-	-	79,858,305
Empower International Value Fund Institutional Class	4,205,284	40,894,827	4,036,482	10,864,570	685,939	8,070,209	-	-	42,136,948
Empower Large Cap Growth Fund Institutional Class	4,030,836	61,028,033	5,420,071	16,779,355	2,109,082	1,361,636	-	-	51,030,385
Empower Large Cap Value Fund Institutional Class	7,820,264	67,107,111	5,879,271	27,123,041	(4,407,512)	8,409,291	-	-	54,272,632
Empower Mid Cap Value Fund Institutional Class	6,666,573	28,766,974	30,960,931	4,400,434	(303,515)	1,471,727	-	-	56,799,198
Empower Real Estate Index Fund Institutional Class	4,970,669	12,405,346	31,354,986	3,216,209	(571,062)	265,068	-	-	40,809,191
Empower S&P 500® Index Fund Institutional Class	25,064,630	128,137,686	121,693,105	20,048,701	(2,195,020)	16,352,575	-	-	246,134,665
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	54,971,000	2,611,023	60,047,911	(3,104,471)	2,465,888	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	29,189,557	1,394,185	31,878,675	(2,499,300)	1,294,933	-	-	-
Empower Small Cap Growth Fund Institutional Class	920,817	2,727,619	7,630,420	761,775	(156,086)	330,143	-	-	9,926,407
Empower Small Cap Value Fund Institutional Class	3,341,082	15,721,706	8,519,225	2,324,371	(531,135)	134,579	-	-	22,051,139
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	9,755,956	26,304,237	28,672,373	6,638,352	(2,856,934)	3,856,107	-	-	52,194,365
					(13,164,337)	65,221,018	0	0	715,321,731
FIXED INTEREST CONTRACT 8.78%
Empower of America Contract	127,623,664	120,021,149	18,657,638	12,209,691	-	-	1,154,568	-	127,623,664
					0	0	1,154,568	0	127,623,664
				Total	$(31,364,128)	$108,505,144	$1,154,568	$0	$1,422,383,838

Semi-Annual Report - June 30, 2025

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 33.51%
Empower Bond Index Fund Institutional Class	10,877,610	$80,559,967	$17,304,726	$11,350,915	$(1,944,440)	$5,293,255	$-	$-	$91,807,033
Empower Core Bond Fund Institutional Class	6,455,886	39,568,980	16,091,837	2,808,978	(535,554)	2,281,429	-	-	55,133,268
Empower Global Bond Fund Institutional Class	4,262,301	36,573,653	7,051,127	13,382,907	(1,556,967)	3,856,537	-	-	34,098,410
Empower High Yield Bond Fund Institutional Class	2,518,806	22,681,398	4,928,986	2,432,069	(55,172)	1,269,149	-	-	26,447,464
Empower Inflation-Protected Securities Fund Institutional Class	3,659,581	42,635,822	7,600,724	20,285,031	(1,928,740)	3,753,228	-	-	33,704,743
Empower Multi-Sector Bond Fund Institutional Class	6,125,211	31,993,508	19,990,072	2,408,729	(421,516)	2,183,183	-	-	51,758,034
Empower Short Duration Bond Fund Institutional Class	2,514,873	21,072,119	4,639,257	1,910,790	(93,947)	794,872	-	-	24,595,458
					(6,536,336)	19,431,653	0	0	317,544,410
EQUITY MUTUAL FUNDS 57.66%
Empower Emerging Markets Equity Fund Institutional Class	1,758,427	19,364,436	3,775,824	6,656,722	475,935	2,226,128	-	-	18,709,666
Empower International Growth Fund Institutional Class	2,936,380	23,943,821	5,485,329	2,769,771	(473,369)	3,262,336	-	-	29,921,715
Empower International Index Fund Institutional Class	5,128,919	51,218,177	11,442,128	9,598,373	(260,977)	10,690,526	-	-	63,752,458
Empower International Value Fund Institutional Class	3,360,786	27,334,534	6,068,377	6,349,460	(341,835)	6,621,628	-	-	33,675,079
Empower Large Cap Growth Fund Institutional Class	3,041,053	38,498,357	7,594,794	8,157,992	2,081,833	564,575	-	-	38,499,734
Empower Large Cap Value Fund Institutional Class	5,892,189	42,334,778	8,229,974	14,780,824	(2,336,826)	5,107,862	-	-	40,891,790
Empower Mid Cap Value Fund Institutional Class	4,982,863	18,111,476	24,770,674	1,475,091	(101,749)	1,046,932	-	-	42,453,991
Empower Real Estate Index Fund Institutional Class	3,334,133	6,994,418	21,328,057	831,808	(66,561)	(117,433)	-	-	27,373,234
Empower S&P 500® Index Fund Institutional Class	18,907,289	80,599,985	100,467,002	6,808,029	(779,759)	11,410,617	-	-	185,669,575
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	34,703,481	3,296,065	38,825,366	(1,229,664)	825,820	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	20,232,308	1,931,776	22,419,829	(1,111,470)	255,745	-	-	-
Empower Small Cap Growth Fund Institutional Class	759,173	1,901,191	6,329,212	247,721	(29,802)	201,207	-	-	8,183,889
Empower Small Cap Value Fund Institutional Class	2,747,215	10,842,928	8,185,441	856,304	(177,025)	(40,444)	-	-	18,131,621
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,301,023	16,567,150	22,911,767	2,077,630	(809,068)	1,659,184	-	-	39,060,471
					(5,160,337)	43,714,683	0	0	546,323,223

Semi-Annual Report - June 30, 2025

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
FIXED INTEREST CONTRACT 6.05%
Empower of America Contract	57,286,464	$48,910,022	$11,680,918	$3,789,747	$-	$-	$485,271	$-	$57,286,464
					0	0	485,271	0	57,286,464
				Total	$(11,696,673)	$63,146,336	$485,271	$0	$921,154,097
Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 24.78%
Empower Bond Index Fund Institutional Class	15,402,597	$136,106,340	$13,285,058	$30,991,810	$(6,373,026)	$11,598,327	$-	$-	$129,997,915
Empower Core Bond Fund Institutional Class	9,120,539	66,762,333	14,937,002	8,170,879	(1,656,407)	4,360,945	-	-	77,889,401
Empower Global Bond Fund Institutional Class	5,794,644	59,801,627	5,268,602	25,902,806	(3,737,133)	7,189,730	-	-	46,357,153
Empower High Yield Bond Fund Institutional Class	3,541,619	38,417,411	3,757,314	6,386,844	439,063	1,399,121	-	-	37,187,002
Empower Inflation-Protected Securities Fund Institutional Class	2,600,913	50,711,542	3,663,213	35,572,237	(3,296,796)	5,151,890	-	-	23,954,408
Empower Multi-Sector Bond Fund Institutional Class	8,611,244	54,043,337	21,787,711	6,750,823	(986,287)	3,684,786	-	-	72,765,011
Empower Short Duration Bond Fund Institutional Class	2,771,830	27,393,057	2,731,092	4,073,997	(206,910)	1,058,347	-	-	27,108,499
					(15,817,496)	34,443,146	0	0	415,259,389
EQUITY MUTUAL FUNDS 67.93%
Empower Emerging Markets Equity Fund Institutional Class	3,946,985	49,222,359	4,507,436	19,255,955	(1,054,590)	7,522,076	-	-	41,995,916
Empower International Growth Fund Institutional Class	6,369,061	59,136,713	6,817,443	8,045,024	(468,316)	6,991,604	-	-	64,900,736
Empower International Index Fund Institutional Class	11,135,979	126,889,250	13,150,168	22,270,136	4,000,991	20,650,935	-	-	138,420,217
Empower International Value Fund Institutional Class	7,302,839	67,713,934	6,969,432	14,102,350	2,278,015	12,593,433	-	-	73,174,449
Empower Large Cap Growth Fund Institutional Class	6,259,620	90,045,691	8,320,227	23,923,480	649,723	4,804,352	-	-	79,246,790
Empower Large Cap Value Fund Institutional Class	12,136,020	98,922,445	9,016,917	29,697,512	89,837	5,982,127	-	-	84,223,977
Empower Mid Cap Value Fund Institutional Class	10,135,445	42,325,454	48,110,701	6,728,686	(817,355)	2,646,523	-	-	86,353,992
Empower Real Estate Index Fund Institutional Class	6,036,944	14,340,025	38,657,841	3,504,170	(416,708)	69,615	-	-	49,563,311
Empower S&P 500® Index Fund Institutional Class	38,896,969	189,128,751	196,801,051	25,486,286	601,519	21,524,723	-	-	381,968,239
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	81,052,955	3,838,410	88,549,054	(4,604,060)	3,657,689	-	-	-

Semi-Annual Report - June 30, 2025

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
Empower S&P Small Cap 600® Index Fund Institutional Class	-	$51,503,402	$2,449,131	$58,289,946	$(6,496,236)	$4,337,413	$-	$-	$-
Empower Small Cap Growth Fund Institutional Class	1,702,502	4,779,631	14,315,508	1,493,989	(412,651)	751,821	-	-	18,352,971
Empower Small Cap Value Fund Institutional Class	6,141,452	27,596,057	16,696,798	4,331,096	(1,248,540)	571,827	-	-	40,533,586
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	14,856,254	38,674,363	44,693,328	9,780,489	(4,325,623)	5,893,757	-	-	79,480,959
					(12,223,994)	97,997,895	0	0	1,138,215,143
FIXED INTEREST CONTRACT 3.76%
Empower of America Contract	63,033,159	63,524,281	6,771,703	7,854,406	-	-	591,581	-	63,033,159
					0	0	591,581	0	63,033,159
				Total	$(28,041,490)	$132,441,041	$591,581	$0	$1,616,507,691
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 16.51%
Empower Bond Index Fund Institutional Class	4,560,179	$37,666,988	$6,329,519	$8,145,667	$(1,153,060)	$2,637,072	$-	$-	$38,487,912
Empower Core Bond Fund Institutional Class	2,705,349	18,514,467	5,345,675	1,891,131	(363,743)	1,134,672	-	-	23,103,683
Empower Global Bond Fund Institutional Class	1,686,614	16,105,136	2,448,879	6,331,572	(312,868)	1,270,466	-	-	13,492,909
Empower High Yield Bond Fund Institutional Class	1,057,794	10,629,527	1,789,524	1,906,160	(63,460)	593,942	-	-	11,106,833
Empower Inflation-Protected Securities Fund Institutional Class	287,194	9,231,518	957,584	8,010,676	(161,101)	466,633	-	-	2,645,059
Empower Multi-Sector Bond Fund Institutional Class	2,544,796	15,011,622	6,894,181	1,413,523	(242,700)	1,011,244	-	-	21,503,524
Empower Short Duration Bond Fund Institutional Class	643,356	5,686,617	1,052,437	634,322	(4,262)	187,294	-	-	6,292,026
					(2,301,194)	7,301,323	0	0	116,631,946
EQUITY MUTUAL FUNDS 77.14%
Empower Emerging Markets Equity Fund Institutional Class	2,021,302	23,241,441	3,680,221	8,422,345	159,572	3,007,337	-	-	21,506,654
Empower International Growth Fund Institutional Class	3,165,083	27,102,285	5,181,331	4,104,377	(984,021)	4,072,955	-	-	32,252,194
Empower International Index Fund Institutional Class	5,533,454	58,100,361	10,471,482	10,956,745	398,365	11,165,733	-	-	68,780,831
Empower International Value Fund Institutional Class	3,628,882	30,979,835	5,548,631	7,326,806	(197,264)	7,159,737	-	-	36,361,397
Empower Large Cap Growth Fund Institutional Class	2,950,892	38,929,680	6,237,849	9,016,180	1,357,466	1,206,938	-	-	37,358,287

Semi-Annual Report - June 30, 2025

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
Empower Large Cap Value Fund Institutional Class	5,715,561	$42,746,436	$6,755,529	$14,882,423	$(2,292,447)	$5,046,455	$-	$-	$39,665,997
Empower Mid Cap Value Fund Institutional Class	4,728,872	18,281,924	22,895,476	2,336,675	(553,982)	1,449,260	-	-	40,289,985
Empower Real Estate Index Fund Institutional Class	2,607,957	5,548,046	16,801,364	951,396	(151,357)	13,311	-	-	21,411,325
Empower S&P 500® Index Fund Institutional Class	18,359,691	81,734,971	96,159,165	8,787,762	(844,080)	11,185,792	-	-	180,292,166
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	35,053,211	2,751,601	39,524,002	(2,108,315)	1,719,190	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	24,137,575	1,904,380	27,141,288	(2,098,960)	1,099,333	-	-	-
Empower Small Cap Growth Fund Institutional Class	861,788	2,242,257	7,184,483	429,328	(97,881)	292,658	-	-	9,290,070
Empower Small Cap Value Fund Institutional Class	3,138,542	12,948,076	9,081,506	1,451,653	(396,991)	136,449	-	-	20,714,378
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,935,121	16,746,891	21,212,557	3,098,037	(1,451,261)	2,241,485	-	-	37,102,896
					(9,261,156)	49,796,633	0	0	545,026,180
FIXED INTEREST CONTRACT 2.06%
Empower of America Contract	14,539,339	13,278,513	2,489,893	1,356,498	-	-	127,431	-	14,539,339
					0	0	127,431	0	14,539,339
				Total	$(11,562,350)	$57,097,956	$127,431	$0	$676,197,465
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 11.54%
Empower Bond Index Fund Institutional Class	5,718,799	$47,862,386	$5,297,962	$8,354,485	$(1,579,841)	$3,460,800	$-	$-	$48,266,663
Empower Core Bond Fund Institutional Class	3,393,458	23,485,362	6,946,323	3,051,895	(624,604)	1,600,345	-	-	28,980,135
Empower Global Bond Fund Institutional Class	2,090,442	20,027,812	1,494,668	7,032,849	(1,039,164)	2,233,903	-	-	16,723,534
Empower High Yield Bond Fund Institutional Class	1,339,535	13,478,913	1,258,132	1,274,836	70,534	602,906	-	-	14,065,115
Empower Inflation-Protected Securities Fund Institutional Class	456	6,583,238	244,104	7,234,364	(232,800)	411,226	-	-	4,204
Empower Multi-Sector Bond Fund Institutional Class	3,188,689	19,044,151	9,073,377	2,601,940	(453,563)	1,428,836	-	-	26,944,424
Empower Short Duration Bond Fund Institutional Class	559,586	5,226,403	685,744	636,109	(30,240)	196,710	-	-	5,472,748
					(3,889,678)	9,934,726	0	0	140,456,823

Semi-Annual Report - June 30, 2025

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
EQUITY MUTUAL FUNDS 82.53%
Empower Emerging Markets Equity Fund Institutional Class	3,987,589	$52,008,864	$3,819,426	$21,104,307	$(1,054,894)	$7,703,969	$-	$-	$42,427,952
Empower International Growth Fund Institutional Class	6,045,515	59,088,724	5,128,660	9,288,040	(304,927)	6,674,456	-	-	61,603,800
Empower International Index Fund Institutional Class	10,555,201	126,666,611	10,524,162	25,082,049	4,932,983	19,092,423	-	-	131,201,147
Empower International Value Fund Institutional Class	6,913,185	67,539,014	5,576,504	15,579,233	2,765,678	11,733,828	-	-	69,270,113
Empower Large Cap Growth Fund Institutional Class	5,345,413	80,208,038	5,948,597	22,438,101	651,480	3,954,391	-	-	67,672,925
Empower Large Cap Value Fund Institutional Class	10,346,413	88,063,492	6,444,215	29,269,313	(1,249,972)	6,565,710	-	-	71,804,104
Empower Mid Cap Value Fund Institutional Class	8,484,196	37,699,101	38,216,081	5,105,034	43,840	1,475,202	-	-	72,285,350
Empower Real Estate Index Fund Institutional Class	4,615,347	10,759,125	29,795,732	2,759,716	(360,058)	96,858	-	-	37,891,999
Empower S&P 500® Index Fund Institutional Class	33,199,692	168,163,826	162,144,533	23,213,363	(164,136)	18,925,984	-	-	326,020,980
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	72,247,494	2,677,081	77,245,415	(3,156,159)	2,320,840	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	53,659,878	1,996,588	60,944,637	(7,527,446)	5,288,171	-	-	-
Empower Small Cap Growth Fund Institutional Class	1,677,998	5,093,645	13,802,175	1,540,382	(427,484)	733,377	-	-	18,088,815
Empower Small Cap Value Fund Institutional Class	6,101,220	28,729,565	15,440,278	4,739,757	(1,550,689)	837,964	-	-	40,268,050
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	12,415,100	34,501,096	35,411,093	8,335,184	(3,582,879)	4,843,781	-	-	66,420,786
					(10,984,663)	90,246,954	0	0	1,004,956,021
FIXED INTEREST CONTRACT 1.04%
Empower of America Contract	12,685,770	12,224,850	1,692,879	1,348,307	-	-	116,348	-	12,685,770
					0	0	116,348	0	12,685,770
				Total	$(14,874,341)	$100,181,680	$116,348	$0	$1,158,098,614
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 8.01%
Empower Bond Index Fund Institutional Class	1,606,230	$12,942,397	$1,716,954	$1,916,291	$(297,902)	$813,522	$-	$-	$13,556,582
Empower Core Bond Fund Institutional Class	952,335	6,324,797	1,971,766	532,397	(101,786)	368,775	-	-	8,132,941
Empower Global Bond Fund Institutional Class	607,916	5,334,190	637,588	1,568,612	(129,026)	460,160	-	-	4,863,326
Empower High Yield Bond Fund Institutional Class	393,382	3,644,471	555,048	271,168	(9,419)	202,161	-	-	4,130,512

Semi-Annual Report - June 30, 2025

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
Empower Inflation-Protected Securities Fund Institutional Class	53	$636,989	$40,469	$688,347	$6,110	$11,379	$-	$-	$490
Empower Multi-Sector Bond Fund Institutional Class	905,186	5,131,824	2,624,298	453,801	(76,944)	346,503	-	-	7,648,824
Empower Short Duration Bond Fund Institutional Class	113,112	977,694	180,437	83,829	202	31,936	-	-	1,106,238
					(608,765)	2,234,436	0	0	39,438,913
EQUITY MUTUAL FUNDS 86.04%
Empower Emerging Markets Equity Fund Institutional Class	1,788,380	21,521,905	2,531,105	7,519,434	379,473	2,494,785	-	-	19,028,361
Empower International Growth Fund Institutional Class	2,626,841	23,752,246	3,271,103	3,749,645	(841,695)	3,493,805	-	-	26,767,509
Empower International Index Fund Institutional Class	4,590,948	50,916,724	6,708,374	10,227,192	272,230	9,667,573	-	-	57,065,479
Empower International Value Fund Institutional Class	3,009,735	27,148,768	3,556,610	6,741,563	(202,694)	6,193,730	-	-	30,157,545
Empower Large Cap Growth Fund Institutional Class	2,207,590	30,469,305	3,622,341	6,730,426	1,349,103	586,875	-	-	27,948,095
Empower Large Cap Value Fund Institutional Class	4,280,810	33,457,770	3,923,176	11,438,926	(1,657,152)	3,766,798	-	-	29,708,818
Empower Mid Cap Value Fund Institutional Class	3,469,479	14,316,609	15,835,591	1,583,722	(336,510)	991,487	-	-	29,559,965
Empower Real Estate Index Fund Institutional Class	1,912,571	4,111,407	12,251,977	643,188	(87,700)	(17,985)	-	-	15,702,211
Empower S&P 500® Index Fund Institutional Class	13,720,628	63,884,689	68,674,398	6,274,781	(644,743)	8,452,265	-	-	134,736,571
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	27,453,577	1,737,595	30,218,680	(1,331,351)	1,027,508	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	21,937,970	1,395,385	24,107,510	(1,682,484)	774,155	-	-	-
Empower Small Cap Growth Fund Institutional Class	747,312	2,074,909	6,095,921	353,950	(78,917)	239,144	-	-	8,056,024
Empower Small Cap Value Fund Institutional Class	2,703,563	11,732,628	7,224,307	1,185,647	(324,089)	72,226	-	-	17,843,514
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,082,110	13,118,564	14,651,685	2,118,970	(966,489)	1,538,007	-	-	27,189,286
					(6,153,018)	39,280,373	0	0	423,763,378
FIXED INTEREST CONTRACT 0.53%
Empower of America Contract	2,636,213	2,244,570	552,918	183,689	-	-	22,414	-	2,636,213
					0	0	22,414	0	2,636,213
				Total	$(6,761,783)	$41,514,809	$22,414	$0	$465,838,504

Semi-Annual Report - June 30, 2025

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 6.19%
Empower Bond Index Fund Institutional Class	1,616,224	$16,475,332	$1,225,307	$5,503,236	$(851,112)	$1,443,532	$-	$-	$13,640,935
Empower Core Bond Fund Institutional Class	953,828	8,088,382	981,363	1,511,196	(282,145)	587,144	-	-	8,145,693
Empower Global Bond Fund Institutional Class	634,470	6,853,692	483,081	3,020,099	(372,455)	759,088	-	-	5,075,762
Empower High Yield Bond Fund Institutional Class	404,505	4,674,993	365,903	1,018,206	(6,992)	224,612	-	-	4,247,302
Empower Multi-Sector Bond Fund Institutional Class	919,202	6,562,347	1,711,157	973,543	(162,013)	467,296	-	-	7,767,257
Empower Short Duration Bond Fund Institutional Class	89,798	913,515	116,982	185,693	(5,475)	33,422	-	-	878,226
					(1,680,192)	3,515,094	0	0	39,755,175
EQUITY MUTUAL FUNDS 87.66%
Empower Emerging Markets Equity Fund Institutional Class	2,528,671	32,825,803	2,410,662	13,287,676	(721,774)	4,956,271	-	-	26,905,060
Empower International Growth Fund Institutional Class	3,597,672	35,238,693	3,267,608	6,752,099	(1,080,755)	4,906,080	-	-	36,660,282
Empower International Index Fund Institutional Class	6,285,303	75,505,693	6,239,464	15,085,162	2,920,367	11,466,326	-	-	78,126,321
Empower International Value Fund Institutional Class	4,118,793	40,243,816	3,306,376	9,820,326	1,136,970	7,540,437	-	-	41,270,303
Empower Large Cap Growth Fund Institutional Class	2,876,110	42,809,768	3,181,562	11,127,474	992,413	1,547,694	-	-	36,411,550
Empower Large Cap Value Fund Institutional Class	5,566,626	46,956,698	3,443,267	15,734,404	(1,102,269)	3,966,827	-	-	38,632,388
Empower Mid Cap Value Fund Institutional Class	4,466,514	20,145,436	20,444,139	3,674,922	(313,702)	1,140,050	-	-	38,054,703
Empower Real Estate Index Fund Institutional Class	2,554,055	5,952,771	16,815,717	1,918,297	(261,438)	118,604	-	-	20,968,795
Empower S&P 500® Index Fund Institutional Class	17,885,295	89,829,770	90,799,298	15,407,174	(119,250)	10,411,707	-	-	175,633,601
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	38,541,723	1,453,437	41,292,016	(1,722,244)	1,296,856	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	33,009,628	1,251,203	36,759,345	(3,850,746)	2,498,514	-	-	-
Empower Small Cap Growth Fund Institutional Class	1,035,510	3,094,235	8,717,168	1,090,696	(241,427)	442,089	-	-	11,162,796
Empower Small Cap Value Fund Institutional Class	3,760,041	17,668,975	9,979,137	3,447,843	(1,038,111)	616,003	-	-	24,816,272
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	6,535,055	18,371,584	18,994,633	5,615,288	(2,516,041)	3,211,614	-	-	34,962,543
					(7,918,007)	54,119,072	0	0	563,604,614
FIXED INTEREST CONTRACT 0.31%
Empower of America Contract	2,000,358	2,184,275	186,413	390,183	-	-	19,853	-	2,000,358
					0	0	19,853	0	2,000,358
				Total	$(9,598,199)	$57,634,166	$19,853	$0	$605,360,147

Semi-Annual Report - June 30, 2025

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 5.21%
Empower Bond Index Fund Institutional Class	236,579	$2,310,151	$531,897	$928,589	$1,536	$83,267	$-	$-	$1,996,726
Empower Core Bond Fund Institutional Class	140,783	1,132,629	287,690	265,384	(3,695)	47,350	-	-	1,202,285
Empower Global Bond Fund Institutional Class	96,968	1,020,291	222,041	504,571	20,470	37,983	-	-	775,744
Empower High Yield Bond Fund Institutional Class	59,054	656,556	155,626	202,223	21,082	10,111	-	-	620,070
Empower Multi-Sector Bond Fund Institutional Class	135,766	921,748	324,154	141,026	1,707	42,343	-	-	1,147,219
Empower Short Duration Bond Fund Institutional Class	11,206	128,058	29,302	50,069	1,399	2,304	-	-	109,595
					42,499	223,358	0	0	5,851,639
EQUITY MUTUAL FUNDS 88.36%
Empower Emerging Markets Equity Fund Institutional Class	471,103	5,193,018	1,249,810	1,794,549	373,966	364,259	-	-	5,012,538
Empower International Growth Fund Institutional Class	651,364	5,428,756	1,553,481	796,688	188,007	451,846	-	-	6,637,395
Empower International Index Fund Institutional Class	1,137,309	11,623,823	3,135,656	2,481,552	526,088	1,858,819	-	-	14,136,746
Empower International Value Fund Institutional Class	744,998	6,200,686	1,662,995	1,566,465	268,234	1,167,664	-	-	7,464,880
Empower Large Cap Growth Fund Institutional Class	494,805	6,229,400	1,519,180	1,359,792	563,275	(124,563)	-	-	6,264,225
Empower Large Cap Value Fund Institutional Class	959,128	6,840,290	1,646,045	2,379,104	(96,646)	549,120	-	-	6,656,351
Empower Mid Cap Value Fund Institutional Class	760,097	2,933,470	3,967,605	516,972	57,069	91,922	-	-	6,476,025
Empower Real Estate Index Fund Institutional Class	458,259	903,324	3,165,664	266,525	16,570	(40,158)	-	-	3,762,305
Empower S&P 500® Index Fund Institutional Class	3,078,454	13,078,744	18,012,057	2,241,684	385,248	1,381,306	-	-	30,230,423
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	5,614,299	706,658	6,327,410	(73,183)	6,453	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	5,148,871	651,264	5,819,513	(239,799)	19,378	-	-	-
Empower Small Cap Growth Fund Institutional Class	190,200	482,919	1,671,156	136,540	12,393	32,822	-	-	2,050,357
Empower Small Cap Value Fund Institutional Class	688,713	2,754,940	2,298,649	469,397	(15,895)	(38,685)	-	-	4,545,507
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,113,902	2,677,134	3,679,832	628,745	(98,933)	231,158	-	-	5,959,379
					1,866,394	5,951,341	0	0	99,196,131
FIXED INTEREST CONTRACT 0.23%
Empower of America Contract	251,213	309,843	69,835	131,115	-	-	2,650	-	251,213
					0	0	2,650	0	251,213
				Total	$1,908,893	$6,174,699	$2,650	$0	$105,298,983

Semi-Annual Report - June 30, 2025

Empower Lifetime 2065 Fund
Affiliate	Shares Held/ Account Balance 06/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 06/30/2025
BOND MUTUAL FUNDS 4.71%
Empower Bond Index Fund Institutional Class	63	$-	$741	$236	$8	$26	$-	$-	$531
Empower Core Bond Fund Institutional Class	37	-	364	61	2	15	-	-	318
Empower Global Bond Fund Institutional Class	26	-	348	159	7	16	-	-	205
Empower High Yield Bond Fund Institutional Class	16	-	210	53	1	9	-	-	166
Empower Multi-Sector Bond Fund Institutional Class	36	-	302	12	-	14	-	-	304
Empower Short Duration Bond Fund Institutional Class	3	-	42	14	-	1	-	-	29
					18	81	0	0	1,553
EQUITY MUTUAL FUNDS 88.83%
Empower Emerging Markets Equity Fund Institutional Class	139	-	1,803	554	49	233	-	-	1,482
Empower International Growth Fund Institutional Class	192	-	1,846	98	6	208	-	-	1,956
Empower International Index Fund Institutional Class	335	-	3,891	461	54	738	-	-	4,168
Empower International Value Fund Institutional Class	220	-	2,065	291	41	428	-	-	2,202
Empower Large Cap Growth Fund Institutional Class	146	-	2,008	290	9	135	-	-	1,853
Empower Large Cap Value Fund Institutional Class	284	-	2,154	305	11	119	-	-	1,968
Empower Mid Cap Value Fund Institutional Class	225	-	1,871	2	-	46	-	-	1,915
Empower Real Estate Index Fund Institutional Class	136	-	1,116	1	-	(1)	-	-	1,114
Empower S&P 500® Index Fund Institutional Class	909	-	8,396	10	-	540	-	-	8,926
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	-	1,776	1,776	(24)	-	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	-	1,746	1,746	(49)	-	-	-	-
Empower Small Cap Growth Fund Institutional Class	56	-	596	1	-	10	-	-	605
Empower Small Cap Value Fund Institutional Class	204	-	1,360	2	-	(13)	-	-	1,345
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	329	-	1,728	2	-	34	-	-	1,760
					97	2,477	0	0	29,294
FIXED INTEREST CONTRACT 0.20%
Empower of America Contract	67	-	98	32	-	-	1	-	67
					0	0	1	0	67
				Total	$115	$2,558	$1	$0	$30,914

Semi-Annual Report - June 30, 2025

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Lifetime 2015 Fund	$83,225,083	$121,019,941
Empower Lifetime 2020 Fund	108,428,797	102,448,992
Empower Lifetime 2025 Fund	374,434,535	370,420,048
Empower Lifetime 2030 Fund	328,402,422	198,663,633
Empower Lifetime 2035 Fund	495,189,867	478,230,682
Empower Lifetime 2040 Fund	249,707,023	184,374,587
Empower Lifetime 2045 Fund	370,297,401	381,010,163
Empower Lifetime 2050 Fund	164,107,949	134,389,458
Empower Lifetime 2055 Fund	199,531,018	218,080,818
Empower Lifetime 2060 Fund	48,637,311	36,687,680
Empower Lifetime 2065 Fund	37,819	7,862
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds.  The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2025

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of each of the following series of Empower Funds: (i) Empower Lifetime 2015 Fund; (ii); Empower Lifetime 2020 Fund; (iii) Empower Lifetime 2025 Fund; (iv) Empower Lifetime 2030 Fund; (v) Empower Lifetime 2035 Fund; (vi) Empower Lifetime 2040 Fund; (vii) Empower Lifetime 2045 Fund; (viii) Empower Lifetime 2050 Fund; (ix) Empower Lifetime 2055 Fund; (x) Empower Lifetime 2060 Fund; and (xi) Empower Lifetime 2065 Fund (each a “Fund,” and collectively, the “Funds”).
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information on each Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, as well as enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and other series of Empower Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Funds and their shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by ECM. Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Funds. The Board also considered ECM’s reputation for management of its investment strategies and its decision-making process regarding asset allocation and investments.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Funds, its technical resources and operational capabilities, including for investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was ECM’s risk management framework, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer. The Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Funds - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account. Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Funds, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund as compared against a Morningstar target date index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data generally included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024.
In reviewing the available performance data, the Board noted that the following Funds were launched on April 28, 2016: (i) Empower Lifetime 2020 Fund; (ii) Empower Lifetime 2030 Fund; (iii) Empower Lifetime 2040 Fund; and (iv) Empower Lifetime 2050 Fund. In addition, the Board noted that Empower Lifetime 2060 Fund was launched on May 1, 2019. Similarly, the Board noted that Empower Lifetime 2065 Fund was launched on January 10, 2025 and does not have a full year of performance.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to the applicable Morningstar index as well as the Fund’s quintile ranking within its performance universe - with the first quintile being the best performers and the fifth quintile being the worst performers - and made the following observations:
Empower Lifetime 2015 Fund: The annualized returns of the Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fourth, third, third and fourth quintiles, respectively, of its performance universe, which exceeded the performance universe median for the five-year period ended December 31, 2024, equaled the performance universe median for the three-year period ended December 31, 2024 and had specific rankings in the 66th percentile for the one- and ten-year periods ended December 31, 2024. The annualized returns of the Institutional Class exceeded its performance universe median for the one-, three- and five-year periods ended December 31, 2024, ranking in the third, second and second quintiles of its performance universe for each such period. The Fund outperformed the Morningstar index for each period reviewed with the exception of the one-year period ended December 31, 2024 and the Investor Class for the ten-year period, which underperformed the index by one basis point for such period.
Empower Lifetime 2020 Fund: The annualized returns of the Investor Class were in the fifth, third and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2024, respectively, which exceeded the performance universe median for the five-year period and equaled the performance universe median for the three-year period ended December 31, 2024. As to the Institutional Class, the annualized returns were in the third, second and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2024, respectively, exceeding its performance universe median for the three- and five-year periods and specifically ranking in the 60th percentile for the one-year period. The Fund outperformed the Morningstar index for each period reviewed with the exception of the one-year period ended December 31, 2024.
Empower Lifetime 2025 Fund: For the Investor Class, the annualized returns were in the fifth, third, third and third quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2024, respectively, which exceeded the performance universe median for the ten-year period and had specific performance universe rankings in the 51st and 52nd percentiles for the three- and five-year periods, respectively. As to the Institutional Class, the annualized returns were in the fourth, second and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2024, exceeding its performance universe median for the three- and five-year periods and specifically ranking in the 65th percentile of its performance universe for the one-year period. The Fund outperformed the Morningstar index for each period reviewed with the exception of the one-year period ended December 31, 2024.
Empower Lifetime 2030 Fund: The annualized returns of the Fund’s Investor Class ranked in the fifth, fourth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2024, respectively, and ranked specifically in the 62nd and 66th percentiles for the three- and five-year periods ended December 31, 2024, respectively. For the Institutional Class, the annualized returns ranked in the fourth, third and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2024, respectively, which exceeded the performance universe median for the three- and five-year periods ended December 31, 2024. The Fund outperformed the Morningstar index for each period reviewed with the exception of the one-year period ended December 31, 2024.
Empower Lifetime 2035 Fund: The annualized returns of the Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fifth quintile, with the exception of the ten-year period, which returns were in the fourth quintile. The annualized returns of the Institutional Class for the one-, three- and five-year periods ended December 31, 2024 were in the fifth, fourth and fourth quintiles, and specifically ranked in the 63rd and 68th percentiles for the three- and five-year periods, respectively. The Fund outperformed the Morningstar index for each period reviewed with the exception of the one-year period ended December 31, 2024 and the ten-year period for the Investor Class.
Empower Lifetime 2040 Fund: The annualized returns of the Investor Class were in the fifth quintile for each period reviewed. As to the Institutional Class, the annualized returns were in the fifth, fourth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2024, respectively. Although the Investor Class underperformed the Morningstar index for each period reviewed, the Institutional Class outperformed the Morningstar index for the three- and five-year periods ended December 31, 2024 and underperformed the index for the one-year period ended December 31, 2024.
Empower Lifetime 2045 Fund: The annualized returns of the Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fifth quintile, with the exception of the ten-year period, which returns were in the fourth quintile. For the Institutional Class, the annualized returns were in the fifth quintile of its performance universe for the one-, three- and five-year periods ended December 31, 2024. The Fund underperformed the Morningstar index for each period reviewed, with the exception of the Institutional Class for the five-year period ended December 31, 2024.
Empower Lifetime 2050 Fund: The annualized returns for each class were in the fifth quintile of its respective performance universe for each period reviewed. The Fund underperformed the Morningstar index for each period reviewed.
Empower Lifetime 2055 Fund: The annualized returns for each class were in the fifth quintile of its respective performance universe for each period reviewed. The Fund underperformed the Morningstar index for each period reviewed.
Empower Lifetime 2060 Fund: The annualized returns for each class were in the fifth quintile of its respective performance universe for each period reviewed. The Fund underperformed the Morningstar index for each period reviewed.
In evaluating the comparative performance data, the Board considered that the Funds are “target date” funds, which have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives. As the Funds approach their respective target year (i.e., the presumed retirement year for the investor), they become more conservative as demonstrated by their declining allocation to equities. Thus, the Board took into account ECM’s glide path construction and asset allocation processes, noting that a third party was responsible for the glide path construction prior to 2024, as well as the changes ECM has made or is in the process of making to the Funds’ glide paths, asset allocations and underlying funds that are designed to improve performance. Also relevant to the Board’s evaluation was ECM’s assessment that each Fund meets expectations with respect to its investment objective. Moreover, the Board considered its discussions of the Funds’ overall performance with ECM representatives, including at its quarterly Board meetings and at the April Board Meeting.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that ECM has contractually agreed, for a one-year renewable term, through April 30, 2026, to reduce its management fee by a stated amount with respect to each Fund’s investment in a fixed income contract issued and guaranteed by ECM’s parent company, Empower of America.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups. In assessing the comparative expense data, the Board noted that it received a description of the methodology Broadridge used to determine the similarity of each Fund to the funds included in its peer group.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including underlying fund expenses, with respect to the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
Empower Lifetime 2015 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund was above its respective peer group median and ranked in the fourth quintile of its respective peer group.
Empower Lifetime 2020 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund was above its respective peer group median and ranked in the fifth and fourth quintiles for the Investor Class and Institutional Class, respectively.
Empower Lifetime 2045 Fund and Empower Lifetime 2055 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund was above its respective peer group median and ranked in the fourth and fifth quintiles for the Investor Class and Institutional Class, respectively.
Empower Lifetime 2065 Fund: The total annual operating expense ratio, including underlying fund expenses, for each class of the Fund ranked in the fourth quintile of its respective peer group.
Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2050 Fund and Empower Lifetime 2060 Fund: The total annual operating expense ratio, including underlying fund expenses, for the Investor Class, equaled its peer group median and ranked in the third quintile of its peer group. The total annual operating expense ratio, including underlying fund expenses, for the Institutional Class ranked in the fifth quintile of its peer group.
As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors. Moreover, the Board took into account the additional reviews performed by and the related commentary provided by ECM regarding the Funds. In this connection, the Board noted the factors identified by ECM as contributing to the Funds’ rankings, including the use of internally-managed or sub-advised strategies, the allocation to actively managed strategies opposite passively managed strategies, the scale of underlying funds and the share class structure, and that, after considering differences among peer funds with respect to the foregoing, ECM believes that each Fund’s total expense ratio is reasonable. In addition to considering all of the foregoing, the Board placed particular importance on the Independent Consultant’s overall conclusion that each Fund’s management fees and expenses are reasonable relative to the quality of services provided, expenses of similar funds and the profitability of ECM.
In addition, the Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by ECM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to Empower Lifetime 2020 Fund and Empower Lifetime 2060 Fund in particular, the Board noted that ECM reported a negative margin associated with its management of each of such Funds. The Board further noted that no profitability information was provided for Empower Lifetime 2065 Fund, which launched on January 10, 2025.
Based on the information provided, the Board concluded that the costs of the services provided and, as applicable, the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to each Fund and its shareholders. The Board also noted that under each Fund’s unified investment management fee structure ECM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, ECM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Funds as part of the total mix of information evaluated by the Board.
The Board noted where services were provided to the Funds by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Funds.
In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund invests in a fixed income contract issued and guaranteed by Empower of America. The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 21, 2025